                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                      Commonwealth Annuity Annuity Horizon
                                Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                SCUDDER GATEWAY ELITE VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Scudder Gateway Elite Variable Annuity ("Scudder VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Scudder VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Scudder VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Scudder VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Scudder VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Scudder VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Scudder VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Scudder VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ /  DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.
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    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a later maximum annuity date, a lower mortality and expense risk charge, and no surrender charge).

           - A later maximum annuity date may be suitable only if you are nearing your annuity date (at which time the death benefit under your existing contract will terminate), you are not ready to begin taking distributions from your contract, and any potential loss in death benefit protection upon exchange will be outweighed by the additional time provided under the Horizon VA contract for potential increases in the value of your contract before annuitizing.

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

                                       2
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We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Scudder VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Scudder VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

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                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SCUDDER VA CONTRACT.

      FEES AND CHARGES                  SCUDDER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               7.0%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $50,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.33% to 1.88% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                                       4
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                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under the Scudder VA contract, a death benefit is payable upon the death of an ANNUITANT OR AN OWNER before the annuity date, whereas under the Horizon VA contract, a death benefit is payable only upon the death of an OWNER before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Scudder VA contract provides a guaranteed minimum death benefit:

- Under the Scudder VA contract, the greatest value of (1), (2), or (3) in the table below is paid if the annuitant dies before the annuity date.

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Scudder VA and Horizon VA death benefits:

        DEATH BENEFIT                   SCUDDER VA                     HORIZON VA
        -------------                   ----------                     ----------
Death of Owner (who is not     Accumulated Value increased    Contract Value, less any
the annuitant under the        by any positive market value   applicable premium taxes.
Scudder VA contract):          adjustment.

Death of Annuitant (including  Greatest of:                   No death benefit is payable.
owner who is the annuitant
under the Scudder VA           1.  Accumulated Value
contract):                         increased by any positive
                                   market value adjustment;

                               2.  Gross purchase payments
                                   accumulated daily at an
                                   effective annual yield of
                                   5%, decreased
                                   proportionately to
                                   reflect withdrawals; or

                               3.  The death benefit that
                                   would have been payable
                                   on the most recent
                                   contract anniversary,
                                   increased for subsequent
                                   purchase payments and
                                   decreased proportionately
                                   for subsequent
                                   withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Scudder VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Scudder VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Rider"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means

                                       5
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that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Scudder VA contract, and may be less than the amount of total purchase payments you made under the Scudder VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Scudder VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDER. The Scudder VA contract offers an Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that the annuitant dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of: (1) 50-200% (depending on the annuitant's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the annuitant's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider under your Scudder VA contract, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

                                       6
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         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Scudder VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Scudder VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Scudder VA contract, the latest annuity date permitted is typically the first day of the month before the annuitant's 90th birthday.

Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99. Please note that if the annuity date occurs (or is scheduled to occur) when the annuitant has reached an advanced age, it is possible that the Internal Revenue Service (the "IRS") could take the position that the Horizon VA Contract should not be treated as an annuity contract for federal income tax purposes. In that event, the income and gains under the Horizon VA contract would be currently includible in your income. You should discuss these issues with your tax adviser prior to exchanging your contract.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Scudder VA contract may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Scudder VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Scudder VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Scudder VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Scudder VA contract.

                                       7
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         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              SCUDDER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                $100                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS            Transfers to a guarantee     - Transfers in excess of
                                 period account must be at    $250,000 per contract, per
                                       least $1,000.            day, must be requested
                                                                through U.S. mail.
                                                              - Transfers into and out of
                                                              one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                    greatest of 100% of
                                cumulative earnings, 15% of
                               Accumulated Value (reduced by
                               prior withdrawals made in the
                                same calendar year to which
                                  no surrender charge was
                                   applied), or amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the DWS Core
                               Fixed Income VIP, DWS Growth
                               and Income VIP, DWS Balanced
                                VIP, and DWS Blue Chip VIP
                                       subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                       Joint annuitants are not         Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                                       9
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                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Scudder VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Scudder VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Scudder VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Scudder VA contracts were issued and the Scudder VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Scudder VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Scudder VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Scudder VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Scudder VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Scudder VA and Horizon VA contracts, and transactions under the Scudder VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                                       10
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                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                          Commonwealth Annuity Horizon
                                Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                SCUDDER GATEWAY PLUS VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Scudder Gateway Plus Variable Annuity ("Scudder VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Scudder VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. Finally, you must not have made any purchase payments during the twelve months prior to the date of the exchange. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Scudder VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Scudder VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Scudder VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Scudder VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Scudder VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Scudder VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge and no surrender charge).

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

/ / PAYMENT CREDITS (BONUS): We do not apply any payment credits under the Horizon VA contract.

       - You should consider whether exchanging your current contract is suitable for you if you plan on making many purchase payments (or one or more purchase payments that are high in dollar amount) under the Horizon VA, because you will no longer receive a 4% bonus on those purchase payments.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Scudder VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Scudder VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SCUDDER VA CONTRACT.

      FEES AND CHARGES                  SCUDDER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               8.5%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $75,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.33% to 1.88% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Scudder VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Scudder VA contract provides a guaranteed minimum death benefit:

- Under the Scudder VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Scudder VA and Horizon VA death benefits:

                 SCUDDER VA                                     HORIZON VA
                 ----------                                     ----------
Greater of:                                    Contract Value, less any applicable premium
                                               taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Scudder VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Scudder VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Scudder VA contract, and may be less than the amount of total purchase payments you made under the Scudder VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Scudder VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Scudder VA contract offers a number of optional Enhanced Death Benefit (EDB) Riders, each for an additional charge. In general and subject to certain conditions, these riders provide for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date. Specific details concerning these riders may be found in Appendix B to the prospectus for the Scudder VA contract.

The Scudder VA contract also offers the Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that an owner dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of:
(1) 50-200% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Scudder VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
           LIFE EXPECTANCY DISTRIBUTIONS, PAYMENT CREDITS (BONUSES),
        GUARANTEED ANNUITY RATES, AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Scudder VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Scudder VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Scudder VA contract, the latest annuity date permitted is typically no later than the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Scudder VA qualified contract or contract issued under Section 457 deferred compensation plan may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

PAYMENT CREDITS (BONUS). Under the Scudder VA contract, each time a purchase payment is made under the contract we add a payment credit to the Accumulated Value that is currently equal to 4%. We do not apply any payment credits under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Scudder VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Scudder VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Scudder VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Scudder VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              SCUDDER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                $100                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE             $5,000,000                     $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS            Transfers to a guarantee     - Transfers in excess of
                                 period account must be at    $250,000 per contract, per
                                least $1,000. Transfers to      day, must be requested
                                and from the fixed account      through U.S. mail.
                                  are subject to certain
                                       restrictions.          - Transfers into and out of
                                                              one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.
                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

                                $1,000 of Accumulated Value
                                   must remain following
                                        withdrawal

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                 greatest of: (a) 100% of
                                    cumulative earnings
                               (excluding payment credits);
                                  (b) 15% of total gross
                                   payments (less prior
                                withdrawals that exceed the
                                free withdrawal amount less
                                 any prior free withdrawal
                               amount withdrawn in the same
                                calendar year); or (c) for
                                   owners of a qualified
                                contract or contract issued
                                under Section 457 deferred
                                compensation plan, amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                                  Not permitted                  Not permitted

ANNUITY OPTIONS                              7                              5

                                                                Variable annuity payment
                                                                 options not available.

REVERSAL OF ANNUITIZATION        An owner may reverse the             Not available
                                decision to annuitize, and
                                thereby return the contract
                                to the accumulation phase,
                               within 90 days of the annuity
                                           date.

OWNERS                          Joint owners are permitted.    Joint owners are permitted.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                  In the case of joint owners,   In the case of joint owners,
                               the surviving joint owner is   the surviving joint owner is
                                 automatically the primary      automatically the primary
                                 beneficiary and cannot be      beneficiary and cannot be
                                         changed.                       changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Scudder VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Scudder VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Scudder VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Scudder VA contracts were issued and the Scudder VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Scudder VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Scudder VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Scudder VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Scudder VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Scudder VA and Horizon VA contracts, and transactions under the Scudder VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company
  (previously known as Allmerica Financial Life Insurance and Annuity Company, a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

                    Commonwealth Annuity Separate Account A
                          Commonwealth Annuity Horizon
                                Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
               SCUDDER GATEWAY ADVISOR VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Scudder Gateway Advisor Variable Annuity ("Scudder VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Scudder VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Scudder VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Scudder VA contract (although we will waive any annual contract fee, negative market value adjustment, and premium taxes that would otherwise be applicable). We will consider your Accumulated Value in the Scudder VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Scudder VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Scudder VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Scudder VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge).

       - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

       - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Scudder VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Scudder VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, AND PREMIUM TAXES THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SCUDDER VA CONTRACT.

      FEES AND CHARGES                  SCUDDER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               None                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                               Value(1) is $75,000 or more.    Waived if Contract Value(2)
                                                                   is $50,000 or more.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.33% to 1.88% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Scudder VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Scudder VA contract provides a guaranteed minimum death benefit:

- Under the Scudder VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Scudder VA and Horizon VA death benefits:

                 SCUDDER VA                                        HORIZON VA
                 ----------                                        ----------
Greater of:                                    Contract Value, less any applicable premium taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Scudder VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Scudder VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Scudder VA contract, and may be less than the amount of total purchase payments you made under the Scudder VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Scudder VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Scudder VA contract offers the following optional death benefit riders, each for an additional charge:

- The Optional Enhanced Death Benefit (EDB) Rider which, subject to certain conditions, provides for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date and before his or her 90th birthday. This amount is equal to the greatest of:
  (a) the Accumulated Value increased by any positive market value adjustment;
  (b) gross purchase payments accumulated daily at an effective annual yield of 5%, decreased proportionately to reflect withdrawals; and (c) the highest Accumulated Value on any prior contract anniversary, increased for any positive market value adjustment and subsequent purchase payments and decreased proportionately for subsequent withdrawals. (After the owner's 90th birthday, a reduced amount may be paid.)

- The Optional Enhanced Earnings Rider which, subject to certain conditions, provides for an additional amount to be paid to the beneficiary in the event that an owner dies prior to the annuity date. This amount is equal to the greater of $0 and the lesser of: (1) 50-200% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Scudder VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Scudder VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Scudder VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Scudder VA contract, the latest annuity date permitted is typically the first day of the month before the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Scudder VA contract may choose to receive a series of systematic withdrawals pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Scudder VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Scudder VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Scudder VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Scudder VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              SCUDDER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                $100                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS            Transfers to a guarantee     - Transfers in excess of
                                 period account must be at    $250,000 per contract, per
                                       least $1,000.            day, must be requested
                                                                through U.S. mail.
                                                              - Transfers into and out of
                                                              one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  None                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT                      N/A                            N/A

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                                       withdrawals)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the Scudder
                                Investment Grade Bond, SVS
                                Focus Value+Growth, Scudder
                                 Total Return, and Scudder
                                  Blue Chip subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Scudder VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Scudder VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Scudder VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Scudder VA contracts were issued and the Scudder VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Scudder VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Scudder VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Scudder VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Scudder VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Scudder VA and Horizon VA contracts, and transactions under the Scudder VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company
  (previously known as Allmerica Financial Life Insurance and Annuity Company, a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

                    Commonwealth Annuity Separate Account A
                          Commonwealth Annuity Horizon
                                Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
               SCUDDER GATEWAY CUSTOM VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Scudder Gateway Custom Variable Annuity ("Scudder VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Scudder VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Scudder VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Scudder VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Scudder VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Scudder VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Scudder VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Scudder VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a later maximum annuity date, a lower mortality and expense risk charge, and no surrender charge).

           - A later maximum annuity date may be suitable only if you are nearing your annuity date (at which time the death benefit under your existing contract will terminate), you are not ready to begin taking distributions from your contract, and any potential loss in death benefit protection upon exchange will be outweighed by the additional time provided under the Horizon VA contract for potential increases in the value of your contract before annuitizing.

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Scudder VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Scudder VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SCUDDER VA CONTRACT.

      FEES AND CHARGES                  SCUDDER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               7.0%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $50,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              0.95% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.33% to 1.88% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under the Scudder VA contract, a death benefit is payable upon the death of an ANNUITANT OR AN OWNER before the annuity date, whereas under the Horizon VA contract, a death benefit is payable only upon the death of an OWNER before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Scudder VA contract provides a guaranteed minimum death benefit:

- Under the Scudder VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals) if the annuitant dies before the annuity date.

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Scudder VA and Horizon VA death benefits:

        DEATH BENEFIT                   SCUDDER VA                     HORIZON VA
        -------------                   ----------                     ----------
Death of Owner (who is not     Accumulated Value increased    Contract Value, less any
the annuitant under the        by any positive market value   applicable premium taxes.
Scudder VA contract):          adjustment.

Death of Annuitant (including  Greater of:                    No death benefit is payable.
owner who is the annuitant     1.  Accumulated Value
under the Scudder VA               increased by any positive
contract):                         market value adjustment;
                                   or

                               2.  Gross purchase payments
                                   decreased proportionately
                                   to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SCUDDER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Scudder VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Scudder VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Scudder VA contract, and may be less than the amount of total purchase payments you made under the Scudder VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Scudder VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Scudder VA contract offers the following optional death benefit riders, each for an additional charge:

- The Optional Enhanced Death Benefit (EDB) Rider which, subject to certain conditions, provides for an enhanced death benefit to be paid to the beneficiary in the event that the annuitant dies prior to the annuity date. This amount is equal to the greatest of: (a) the Accumulated Value increased by any positive market value adjustment; (b) gross purchase payments accumulated daily at an effective annual yield of 5%, decreased proportionately to reflect withdrawals; and (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent purchase payments and decreased proportionately for subsequent withdrawals.

- The Optional Enhanced Earnings Rider which, subject to certain conditions, provides for an additional amount to be paid to the beneficiary in the event that the annuitant dies prior to the annuity date. This amount is equal to the greater of $0 and the lesser of: (1) 50-200% (depending on the annuitant's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the annuitant's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own either or both of these riders under your Scudder VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR SCUDDER VA DEATH BENEFIT IS GREATER THAN YOUR SCUDDER VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Scudder VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Scudder VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

OTHER OPTIONAL RIDERS. The Scudder VA contract also offers the following optional riders, each for an additional charge:

- The Optional Living Benefits Rider, which provides for the waiver of surrender charges if the owner is confined to a medical care facility or hospice or is diagnosed with a fatal illness, subject to certain conditions.

- The Optional Disability Rider, which provides for the waiver of surrender charges if the owner is physically disabled before attaining age 65, subject to certain conditions.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Scudder VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Scudder VA contract, the latest annuity date permitted is typically the first day of the month before the annuitant's 90th birthday.

Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99. Please note that if the annuity date occurs (or is scheduled to occur) when the annuitant has reached an advanced age, it is possible that the Internal Revenue Service (the "IRS") could take the position that the Horizon VA Contract should not be treated as an annuity contract for federal income tax purposes. In that event, the income and gains under the Horizon VA contract would be currently includible in your income. You should discuss these issues with your tax adviser prior to exchanging your contract.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Scudder VA contract may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the

Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Scudder VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Scudder VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Scudder VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Scudder VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              SCUDDER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                $100                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS            Transfers to a guarantee     - Transfers in excess of
                                 period account must be at    $250,000 per contract, per
                                       least $1,000.            day, must be requested
                                                                through U.S. mail.
                                                              - Transfers into and out of
                                                              one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

                                $1,000 of Accumulated Value
                                   must remain following
                                        withdrawal

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                               greater of 15% of Accumulated
                                  Value (reduced by prior
                               withdrawals made in the same
                                 calendar year to which no
                               surrender charge was applied)
                                or amounts calculated under
                                    the life expectancy
                               distribution ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                                       withdrawals)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the Scudder
                                Investment Grade Bond, SVS
                                Focus Value+Growth, Scudder
                                 Total Return, and Scudder
                                  Blue Chip subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                       Joint annuitants are not         Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Scudder VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Scudder VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Scudder VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Scudder VA contracts were issued and the Scudder VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Scudder VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Scudder VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Scudder VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Scudder VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Scudder VA and Horizon VA contracts, and transactions under the Scudder VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                              Commonwealth Annuity
                            Horizon Variable Annuity

       SUPPLEMENT DATED JULY 1, 2009 TO THE PROSPECTUS DATED JULY 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                  PIONEER VISION 2 VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Pioneer Vision 2 Variable Annuity ("Pioneer VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Pioneer VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE PIONEER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Pioneer VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Pioneer VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Pioneer VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Pioneer VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Pioneer VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Pioneer VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.
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       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a later maximum annuity date, a lower mortality and expense risk charge, and no surrender charge).

           - A later maximum annuity date may be suitable only if you are nearing your annuity date (at which time the death benefit under your existing contract will terminate), you are not ready to begin taking distributions from your contract, and any potential loss in death benefit protection upon exchange will be outweighed by the additional time provided under the Horizon VA contract for potential increases in the value of your contract before annuitizing.

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs,

                                       2
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financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Pioneer VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Pioneer VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

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                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE PIONEER VA CONTRACT.

      FEES AND CHARGES                  PIONEER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               7.0%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $30 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $50,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.74% to 1.52% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                                       4
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                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under the Pioneer VA contract, a death benefit is payable upon the death of an ANNUITANT OR AN OWNER before the annuity date, whereas under the Horizon VA contract, a death benefit is payable only upon the death of an OWNER before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Pioneer VA contract provides a guaranteed minimum death benefit:

- Under the Pioneer VA contract, the greatest value of (1), (2), or (3) in the table below is paid if the annuitant dies before the annuity date.

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Pioneer VA and Horizon VA death benefits:

        DEATH BENEFIT                   PIONEER VA                     HORIZON VA
        -------------                   ----------                     ----------
Death of Owner (who is not     Accumulated Value increased    Contract Value, less any
the annuitant under the        by any positive market value   applicable premium taxes.
Pioneer VA contract):          adjustment.

Death of Annuitant (including  Greatest of:                   No death benefit is payable.
owner who is the annuitant     1.  Accumulated Value
under the Pioneer VA               increased by any positive
contract):                         market value adjustment;

                               2.  Gross purchase payments
                                   compounded daily at an
                                   effective annual yield of
                                   5%, decreased
                                   proportionately to
                                   reflect withdrawals; or

                               3.  The death benefit that
                                   would have been payable
                                   on the most recent
                                   contract anniversary,
                                   increased for subsequent
                                   purchase payments and
                                   decreased proportionately
                                   for subsequent
                                   withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE PIONEER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Pioneer VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Pioneer VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Rider"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the

                                       5
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amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Pioneer VA contract, and may be less than the amount of total purchase payments you made under the Pioneer VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Pioneer VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDER. The Pioneer VA contract offers an Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that the annuitant dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of: (1) 25-80% (depending on the annuitant's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the annuitant's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider under your Pioneer VA contract, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

                                       6
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         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Pioneer VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Pioneer VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Pioneer VA contract, the latest annuity date permitted is typically the first day of the month before the annuitant's 90th birthday.

Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99. Please note that if the annuity date occurs (or is scheduled to occur) when the annuitant has reached an advanced age, it is possible that the Internal Revenue Service (the "IRS") could take the position that the Horizon VA Contract should not be treated as an annuity contract for federal income tax purposes. In that event, the income and gains under the Horizon VA contract would be currently includible in your income. You should discuss these issues with your tax adviser prior to exchanging your contract.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Pioneer VA contract may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Pioneer VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Pioneer VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Pioneer VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Pioneer VA contract.

                                       7
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          APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES

  OTHER TERMS AND FEATURES              PIONEER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS            Transfers to a guarantee     - Transfers in excess of
                                 period account must be at    $250,000 per contract, per
                                       least $1,000.            day, must be requested
                                                                through U.S. mail.
                                                              - Transfers into and out of
                                                              one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                    greatest of 100% of
                                cumulative earnings, 15% of
                               Accumulated Value (reduced by
                               prior withdrawals made in the
                                same calendar year to which
                                  no surrender charge was
                                   applied), or amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the Pioneer
                                Fund VCT Portfolio, Pioneer
                                Independence VCT Portfolio,
                                Pioneer International Value
                                VCT Portfolio, and Pioneer
                                    Bond VCT Portfolio
                                       subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                       Joint annuitants are not         Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                                       9
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                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Pioneer VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Pioneer VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Pioneer VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Pioneer VA contracts were issued and the Pioneer VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Pioneer VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Pioneer VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Pioneer VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Pioneer VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Pioneer VA and Horizon VA contracts, and transactions under the Pioneer VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                                       10
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                Commonwealth Annuity and Life Insurance Company
  (previously known as Allmerica Financial Life Insurance and Annuity Company, a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

                    Commonwealth Annuity Separate Account A
                              Commonwealth Annuity
                            Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                  PIONEER C-VISION VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Pioneer C-Vision Variable Annuity ("Pioneer VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Pioneer VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE PIONEER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Pioneer VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Pioneer VA contract (although we will waive any annual contract fee, negative market value adjustment, and premium taxes that would otherwise be applicable). We will consider your Accumulated Value in the Pioneer VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Pioneer VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Pioneer VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Pioneer VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge).

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Pioneer VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Pioneer VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, AND PREMIUM TAXES THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE PIONEER VA CONTRACT.

      FEES AND CHARGES                  PIONEER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               None                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                               Value(1) is $75,000 or more.    Waived if Contract Value(2)
                                                                   is $50,000 or more.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.74% to 1.52% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Pioneer VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Pioneer VA contract provides a guaranteed minimum death benefit:

- Under the Pioneer VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Pioneer VA and Horizon VA death benefits:

                 PIONEER VA                                      HORIZON VA
                 ----------                                      ----------
Greater of:                                     Contract Value, less any applicable premium
                                                taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE PIONEER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Pioneer VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Pioneer VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Pioneer VA contract, and may be less than the amount of total purchase payments you made under the Pioneer VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Pioneer VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Pioneer VA contract offers the following optional death benefit riders, each for an additional charge:

- The Optional Enhanced Death Benefit (EDB) Rider which, subject to certain conditions, provides for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date and before his or her 90th birthday. This amount is equal to the greatest of:
  (a) the Accumulated Value increased by any positive market value adjustment;
  (b) gross purchase payments compounded daily at an effective annual yield of 5%, decreased proportionately to reflect withdrawals; and (c) the highest Accumulated Value on any prior contract anniversary, increased for any positive market value adjustment and subsequent purchase payments and decreased proportionately for subsequent withdrawals. (After the owner's 90th birthday, a reduced amount may be paid.)

- The Optional Enhanced Earnings Rider which, subject to certain conditions, provides for an additional amount to be paid to the beneficiary in the event that an owner dies prior to the annuity date. This amount is equal to the greater of $0 and the lesser of: (1) 25-80% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Pioneer VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Pioneer VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Pioneer VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Pioneer VA contract, the latest annuity date permitted is typically the first day of the month before the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Pioneer VA contract may choose to receive a series of systematic withdrawals pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Pioneer VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Pioneer VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Pioneer VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Pioneer VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              PIONEER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS            Transfers to a guarantee     - Transfers in excess of
                                 period account must be at    $250,000 per contract, per
                                       least $1,000.            day, must be requested
                                                                through U.S. mail.
                                                              - Transfers into and out of
                                                              one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

                                $1,000 of Accumulated Value
                                   must remain following
                                        withdrawal

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT                      N/A                            N/A

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

BUILD WITH INTEREST AND          Ensures that if an owner                  N/A
GROWTH PROGRAM                 allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the Pioneer
                                Fund VCT Portfolio, Pioneer
                               Growth Shares VCT Portfolio,
                               Pioneer International Growth
                                  VCT Portfolio, and the
                                Pioneer America Income VCT
                                  Portfolio subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Pioneer VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Pioneer VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Pioneer VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Pioneer VA contracts were issued and the Pioneer VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Pioneer VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Pioneer VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Pioneer VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Pioneer VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Pioneer VA and Horizon VA contracts, and transactions under the Pioneer VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company
  (previously known as Allmerica Financial Life Insurance and Annuity Company)

                    Commonwealth Annuity Separate Account A
                              Commonwealth Annuity
                            Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                 PIONEER XTRAVISION VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Pioneer XtraVision Variable Annuity ("Pioneer VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Pioneer VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE PIONEER VA CONTRACT TO
             THE HORIZON VA CONTRACT. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. Finally, you must not have made any purchase payments during the twelve months prior to the date of the exchange. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Pioneer VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Pioneer VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Pioneer VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Pioneer VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Pioneer VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Pioneer VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge and no surrender charge).

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

/ / PAYMENT CREDITS (BONUS): We do not apply any payment credits under the Horizon VA contract.

       - You should consider whether exchanging your current contract is suitable for you if you plan on making many purchase payments (or one or more purchase payments that are high in dollar amount) under the Horizon VA, because you will no longer receive a 4% bonus on those purchase payments.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Payment Credits (Bonuses), Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Pioneer VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Pioneer VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE PIONEER VA CONTRACT.

      FEES AND CHARGES                  PIONEER VA                     HORIZON VA
      ----------------                  ----------                     ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               8.5%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $75,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.74% to 1.52% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Pioneer VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Pioneer VA contract provides a guaranteed minimum death benefit:

- Under the Pioneer VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Pioneer VA and Horizon VA death benefits:

                 PIONEER VA                                     HORIZON VA
                 ----------                                     ----------
Greater of:                                    Contract Value, less any applicable premium
                                               taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE PIONEER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Pioneer VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Pioneer VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Pioneer VA contract, and may be less than the amount of total purchase payments you made under the Pioneer VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Pioneer VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Pioneer VA contract offers a number of optional Enhanced Death Benefit (EDB) Riders, each for an additional charge. In general and subject to certain conditions, these riders provide for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date. Specific details concerning these riders may be found in Appendix B to the prospectus for the Pioneer VA contract.

The Pioneer VA contract also offers the Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that an owner dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of:
(1) 25-80% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-40% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Pioneer VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR PIONEER VA DEATH BENEFIT IS GREATER THAN YOUR PIONEER VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
           LIFE EXPECTANCY DISTRIBUTIONS, PAYMENT CREDITS (BONUSES),
        GUARANTEED ANNUITY RATES, AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Pioneer VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Pioneer VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Pioneer VA contract, the latest annuity date permitted is typically no later than the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Pioneer VA qualified contract or contract issued under Section 457 deferred compensation plan may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

PAYMENT CREDITS (BONUS). Under the Pioneer VA contract, each time a purchase payment is made under the contract we add a payment credit to the Accumulated Value that is currently equal to 4%. We do not apply any payment credits under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Pioneer VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Pioneer VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Pioneer VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Pioneer VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              PIONEER VA                     HORIZON VA
  ------------------------              ----------                     ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE             $5,000,000                     $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS            Transfers to a guarantee     - Transfers in excess of
                                 period account must be at    $250,000 per contract, per
                                       least $1,000.            day, must be requested
                                                                through U.S. mail.
                                                              - Transfers into and out of
                                                              one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

                                $1,000 of Accumulated Value
                                   must remain following
                                        withdrawal

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                 greatest of: (a) 100% of
                                    cumulative earnings
                               (excluding payment credits);
                                  (b) 15% of total gross
                                   payments (less prior
                                withdrawals that exceed the
                                free withdrawal amount less
                                 any prior free withdrawal
                               amount withdrawn in the same
                                calendar year); or (c) for
                                   owners of a qualified
                                contract or contract issued
                                under Section 457 deferred
                                compensation plan, amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

  OTHER TERMS AND FEATURES              PIONEER VA                     HORIZON VA
  ------------------------              ----------                     ----------
FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

BUILD WITH INTEREST AND          Ensures that if an owner                  N/A
GROWTH PROGRAM                 allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                                  Not permitted                  Not permitted

ANNUITY OPTIONS                              7                              5

                                                                Variable annuity payment
                                                                 options not available.

REVERSAL OF ANNUITIZATION        An owner may reverse the             Not available
                                decision to annuitize, and
                                thereby return the contract
                                to the accumulation phase,
                               within 90 days of the annuity
                                           date.

OWNERS                          Joint owners are permitted.    Joint owners are permitted.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                  In the case of joint owners,   In the case of joint owners,
                               the surviving joint owner is   the surviving joint owner is
                                 automatically the primary      automatically the primary
                                 beneficiary and cannot be      beneficiary and cannot be
                                         changed.                       changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Pioneer VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Pioneer VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Pioneer VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Pioneer VA contracts were issued and the Pioneer VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Pioneer VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Pioneer VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Pioneer VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Pioneer VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Pioneer VA and Horizon VA contracts, and transactions under the Pioneer VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                              Commonwealth Annuity
                            Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
               DELAWARE MEDALLION III VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Delaware Medallion III Variable Annuity ("Delaware VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Delaware VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE DELAWARE VA CONTRACT
             TO THE HORIZON VA CONTRACT. IF YOUR DELAWARE VA DEATH BENEFIT IS GREATER THAN YOUR DELAWARE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Delaware VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Delaware VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Delaware VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Delaware VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Delaware VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Delaware VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a later maximum annuity date, a lower mortality and expense risk charge, and no surrender charge).

           - A later maximum annuity date may be suitable only if you are nearing your annuity date (at which time the death benefit under your existing contract will terminate), you are not ready to begin taking distributions from your contract, and any potential loss in death benefit protection upon exchange will be outweighed by the additional time provided under the Horizon VA contract for potential increases in the value of your contract before annuitizing.

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features,

PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Delaware VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Delaware VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE DELAWARE VA CONTRACT.

FEES AND CHARGES                        DELAWARE VA                    HORIZON VA
----------------                        -----------                    ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               7.0%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $30 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $50,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.67% to 1.76% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------
(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

Under the Delaware VA contract, a death benefit is payable upon the death of an ANNUITANT OR AN OWNER before the annuity date, whereas under the Horizon VA contract, a death benefit is payable only upon the death of an OWNER before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Delaware VA contract provides a guaranteed minimum death benefit:

- Under the Delaware VA contract, the greatest value of (1), (2), or (3) in the table below is paid if the annuitant dies before the annuity date.

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Delaware VA and Horizon VA death benefits:

        DEATH BENEFIT                   DELAWARE VA                    HORIZON VA
        -------------                   -----------                    ----------
Death of Owner (who is not     Accumulated Value increased    Contract Value, less any
the annuitant under the        by any positive market value   applicable premium taxes.
Delaware VA contract):         adjustment.

Death of Annuitant (including  Greatest of:                   No death benefit is payable.
owner who is the annuitant     1.  Accumulated Value
under the Delaware VA              increased by any positive
contract):                         market value adjustment;

                               2.  Gross purchase payments
                                   compounded daily at an
                                   effective annual yield of
                                   5%, decreased
                                   proportionately to
                                   reflect withdrawals; or

                               3.  The death benefit that
                                   would have been payable
                                   on the most recent
                                   contract anniversary,
                                   increased for subsequent
                                   purchase payments and
                                   decreased proportionately
                                   for subsequent
                                   withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE DELAWARE VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR DELAWARE VA DEATH BENEFIT IS GREATER THAN YOUR DELAWARE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Delaware VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Delaware VA contract at the time of the exchange. Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Delaware VA contract, and may be less than the amount of total purchase payments you made under the Delaware VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Delaware VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Delaware VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Delaware VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Delaware VA contract, the latest annuity date permitted is typically the first day of the month before the annuitant's 90th birthday.

Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99. Please note that if the annuity date occurs (or is scheduled to occur) when the annuitant has reached an advanced age, it is possible that the Internal Revenue Service (the "IRS") could take the position that the Horizon VA Contract should not be treated as an annuity contract for federal income tax purposes. In that event, the income and gains under the Horizon VA contract would be currently includible in your income. You should discuss these issues with your tax adviser prior to exchanging your contract.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Delaware VA contract may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Delaware VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Delaware VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Delaware VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Delaware VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              DELAWARE VA                    HORIZON VA
  ------------------------              -----------                    ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          Transfers may only be made to  - Transfers in excess of
                               or among up to 17 subaccounts  $250,000 per contract, per
                                 and the Delaware VIP Cash      day, must be requested
                               Reserve Series subaccount at     through U.S. mail.
                                      any one time.
                                 Transfers to a guarantee     - Transfers into and out of
                                 period account must be at    one subaccount in excess of
                                       least $1,000.            $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                    greatest of 100% of
                                cumulative earnings, 15% of
                               Accumulated Value (reduced by
                               prior withdrawals made in the
                                same calendar year to which
                                  no surrender charge was
                                   applied ), or amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the Delaware
                               VIP Balanced Series, Delaware
                               VIP Capital Reserves Series,
                                and Delaware VIP Large Cap
                                 Value Series subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                       Joint annuitants are not         Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Delaware VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Delaware VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Delaware VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Delaware VA contracts were issued and the Delaware VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Delaware VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Delaware VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Delaware VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Delaware VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Delaware VA and Horizon VA contracts, and transactions under the Delaware VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company
  (previously known as Allmerica Financial Life Insurance and Annuity Company)

                    Commonwealth Annuity Separate Account A
                              Commonwealth Annuity
                            Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
              DELAWARE GOLDEN MEDALLION VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Delaware Golden Medallion Variable Annuity ("Delaware VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Delaware VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE DELAWARE VA CONTRACT
             TO THE HORIZON VA CONTRACT. IF YOUR DELAWARE VA DEATH BENEFIT IS GREATER THAN YOUR DELAWARE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. Finally, you must not have made any purchase payments during the twelve months prior to the date of the exchange. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Delaware VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Delaware VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Delaware VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Delaware VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Delaware VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Delaware VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS

    THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge and no surrender charge).

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

/ / PAYMENT CREDITS (BONUS): We do not apply any payment credits under the Horizon VA contract.

       - You should consider whether exchanging your current contract is suitable for you if you plan on making many purchase payments (or one or more purchase payments that are high in dollar amount) under the Horizon VA, because you will no longer receive a 4% bonus on those purchase payments.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Payments Credits (Bonuses), Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Delaware VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Delaware VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE DELAWARE VA CONTRACT.

      FEES AND CHARGES                  DELAWARE VA                    HORIZON VA
      ----------------                  -----------                    ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               8.5%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $75,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.67% to 1.76% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Delaware VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Delaware VA contract provides a guaranteed minimum death benefit:

- Under the Delaware VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Delaware VA and Horizon VA death benefits:

                 DELAWARE VA                                    HORIZON VA
                 -----------                                    ----------
Greater of:                                    Contract Value, less any applicable premium
                                               taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE DELAWARE VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR DELAWARE VA DEATH BENEFIT IS GREATER THAN YOUR DELAWARE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Delaware VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Delaware VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Delaware VA contract, and may be less than the amount of total purchase payments you made under the Delaware VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Delaware VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Delaware VA contract offers a number of optional Enhanced Death Benefit (EDB) Riders, each for an additional charge. In general and subject to certain conditions, these riders provide for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date. Specific details concerning these riders may be found in the prospectus for the Delaware VA contract.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Delaware VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR DELAWARE VA DEATH BENEFIT IS GREATER THAN YOUR DELAWARE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
           LIFE EXPECTANCY DISTRIBUTIONS, PAYMENT CREDITS (BONUSES),
        GUARANTEED ANNUITY RATES, AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Delaware VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Delaware VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Delaware VA contract, the latest annuity date permitted is typically the first day of the month before the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Delaware VA qualified contract or contract issued under Section 457 deferred compensation plan may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

PAYMENT CREDITS (BONUS). Under the Delaware VA contract, each time a purchase payment is made under the contract we add a payment credit to the Accumulated Value that is currently equal to 4%. We do not apply any payment credits under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Delaware VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Delaware VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Delaware VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Delaware VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES              DELAWARE VA                    HORIZON VA
  ------------------------              -----------                    ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE             $5,000,000                     $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS            Transfers to a guarantee     - Transfers in excess of
                                 period account must be at    $250,000 per contract, per
                                       least $1,000.            day, must be requested
                                                                through U.S. mail.
                                                              - Transfers into and out of
                                                              one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

                                $1,000 of Accumulated Value
                                   must remain following
                                        withdrawal

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                 greatest of: (a) 100% of
                                    cumulative earnings
                               (excluding payment credits);
                                  (b) 15% of total gross
                                   payments (less prior
                                withdrawals that exceed the
                                free withdrawal amount less
                                 any prior free withdrawal
                               amount withdrawn in the same
                                calendar year); or (c) for
                                   owners of a qualified
                                contract or contract issued
                                under Section 457 deferred
                                compensation plan, amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                                  Not permitted                  Not permitted

ANNUITY OPTIONS                              7                              5

                                                                Variable annuity payment
                                                                 options not available.

REVERSAL OF ANNUITIZATION        An owner may reverse the             Not available
                                decision to annuitize, and
                                thereby return the contract
                                to the accumulation phase,
                               within 90 days of the annuity
                                           date.

OWNERS                          Joint owners are permitted.    Joint owners are permitted.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                  In the case of joint owners,   In the case of joint owners,
                               the surviving joint owner is   the surviving joint owner is
                                 automatically the primary      automatically the primary
                                 beneficiary and cannot be      beneficiary and cannot be
                                         changed.                       changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Delaware VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Delaware VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Delaware VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Delaware VA contracts were issued and the Delaware VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Delaware VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Delaware VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Delaware VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Delaware VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Delaware VA and Horizon VA contracts, and transactions under the Delaware VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company
  (previously known as Allmerica Financial Life Insurance and Annuity Company)

                    Commonwealth Annuity Separate Account A
                              Commonwealth Annuity
                            Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                 SELECT RESOURCE II VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Select Resource II Variable Annuity ("Select II VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Select II VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT II VA CONTRACT
             TO THE HORIZON VA CONTRACT. IF YOUR SELECT II VA DEATH BENEFIT IS GREATER THAN YOUR SELECT II VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Select II VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Select II VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Select II VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Select II VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Select II VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Select II VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a later maximum annuity date, a lower mortality and expense risk charge, and no surrender charge).

           - A later maximum annuity date may be suitable only if you are nearing your annuity date (at which time the death benefit under your existing contract will terminate), you are not ready to begin taking distributions from your contract, and any potential loss in death benefit protection upon exchange will be outweighed by the additional time provided under the Horizon VA contract for potential increases in the value of your contract before annuitizing.

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Select II VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Select II VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SELECT II VA CONTRACT.

      FEES AND CHARGES                 SELECT II VA                    HORIZON VA
      ----------------                 ------------                    ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               6.5%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $30 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $50,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.54% to 1.97% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under the Select II VA contract, a death benefit is payable upon the death of an ANNUITANT OR AN OWNER before the annuity date, whereas under the Horizon VA contract, a death benefit is payable only upon the death of an OWNER before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Select II VA contract provides a guaranteed minimum death benefit:

- Under the Select II VA contract, the greatest value of (1), (2), or (3) in the table below is paid if the annuitant dies before the annuity date.

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Select II VA and Horizon VA death benefits:

        DEATH BENEFIT                  SELECT II VA                    HORIZON VA
        -------------                  ------------                    ----------
Death of Owner (who is not     Accumulated Value increased    Contract Value, less any
the annuitant under the        by any positive market value   applicable premium taxes.
Select II VA contract):        adjustment.

Death of Annuitant (including  Greatest of:                   No death benefit is payable.
owner who is the annuitant     1.  Accumulated Value
under the Select II VA             increased by any positive
contract):                         market value adjustment;

                               2.  Gross purchase payments
                                   compounded daily at an
                                   effective annual yield of
                                   5%, decreased
                                   proportionately to
                                   reflect withdrawals; or

                               3.  The death benefit that
                                   would have been payable
                                   on the most recent
                                   contract anniversary,
                                   increased for subsequent
                                   purchase payments and
                                   decreased proportionately
                                   for subsequent
                                   withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT II VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT II VA DEATH BENEFIT IS GREATER THAN YOUR SELECT II VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Select II VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Select II VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Rider"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Select II VA contract, and may be less than the amount of total purchase payments you made under the Select II VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Select II VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDER. The Select II VA contract offers an Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that the annuitant dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of: (1) 25-50% (depending on the annuitant's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-50% (depending on the annuitant's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider under your Select II VA contract, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Select II VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Select II VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Select II VA contract, the latest annuity date permitted is typically the first day of the month before the annuitant's 90th birthday.

Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99. Please note that if the annuity date occurs (or is scheduled to occur) when the annuitant has reached an advanced age, it is possible that the Internal Revenue Service (the "IRS") could take the position that the Horizon VA Contract should not be treated as an annuity contract for federal income tax purposes. In that event, the income and gains under the Horizon VA contract would be currently includible in your income. You should discuss these issues with your tax adviser prior to exchanging your contract.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Select II VA contract may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Select II VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Select II VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Select II VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Select II VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES             SELECT II VA                    HORIZON VA
  ------------------------             ------------                    ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          Transfers may only be made to  - Transfers in excess of
                               or among up to 17 subaccounts  $250,000 per contract, per
                                and the Goldman Sachs Money     day, must be requested
                               Market subaccount at any one     through U.S. mail.
                                          time.
                                 Transfers to a guarantee     - Transfers into and out of
                                 period account must be at    one subaccount in excess of
                                       least $1,000.            $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           NONE

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                    greatest of 100% of
                                cumulative earnings, 10% of
                               Accumulated Value (reduced by
                               prior withdrawals made in the
                                same calendar year to which
                                  no surrender charge was
                                   applied), or amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and eight "guarantee
                                period" investment options
                                (varying in duration from 3
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the Goldman
                                 Sachs Equity Index Fund,
                               Goldman Sachs Structured U.S.
                                Equity Fund, Goldman Sachs
                                 Capital Growth Fund, and
                                Goldman Sachs Money Market
                                     Fund subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                       Joint annuitants are not         Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Select II VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Select II VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Select II VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Select II VA contracts were issued and the Select II VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Select II VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Select II VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Select II VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Select II VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Select II VA and Horizon VA contracts contract, and transactions under the Select II VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company
  (previously known as Allmerica Financial Life Insurance and Annuity Company, a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

                    Commonwealth Annuity Separate Account A
                              Commonwealth Annuity
                            Horizon Variable Annuity

       SUPPLEMENT DATED JULY 1, 2009 TO THE PROSPECTUS DATED JULY 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                   SELECT CHARTER VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Select Charter Variable Annuity ("Select Charter VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Select Charter VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT CHARTER VA
             CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT CHARTER VA DEATH BENEFIT IS GREATER THAN YOUR SELECT CHARTER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Select Charter VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Select Charter VA contract (although we will waive any annual contract fee, negative market value adjustment, and premium taxes that would otherwise be applicable). We will consider your Accumulated Value in the Select Charter VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Select Charter VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Select Charter VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Select Charter VA contract, and (3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

- You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge).

       - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

       - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Select Charter VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Select Charter VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, AND PREMIUM TAXES THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SELECT CHARTER VA CONTRACT.

      FEES AND CHARGES               SELECT CHARTER VA                 HORIZON VA
      ----------------               -----------------                 ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               None                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                               Value(1) is $75,000 or more.    Waived if Contract Value(2)
                                                                   is $50,000 or more.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.54% to 1.97% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Select Charter VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Select Charter VA contract provides a guaranteed minimum death benefit:

- Under the Select Charter VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Select Charter VA and Horizon VA death benefits:

              SELECT CHARTER VA                                  HORIZON VA
              -----------------                                  ----------
Greater of:                                     Contract Value, less any applicable premium
                                                taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT CHARTER VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT CHARTER VA DEATH BENEFIT IS GREATER THAN YOUR SELECT CHARTER VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Select Charter VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Select Charter VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Select Charter VA contract, and may be less than the amount of total purchase payments you made under the Select Charter VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Select Charter VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Select Charter VA contract offers the following optional death benefit riders, each for an additional charge:

- The Optional Enhanced Death Benefit (EDB) Rider which, subject to certain conditions, provides for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date and before his or her 90th birthday. This amount is equal to the greatest of:
  (a) the Accumulated Value increased by any positive market value adjustment;
  (b) gross purchase payments compounded daily at an effective annual yield of 5%, decreased proportionately to reflect withdrawals; and (c) the highest Accumulated Value on any prior contract anniversary, increased for any positive market value adjustment and subsequent purchase payments and decreased proportionately for subsequent withdrawals. (After the owner's 90th birthday, a reduced amount may be paid.)

- The Optional Enhanced Earnings Rider which, subject to certain conditions, provides for an additional amount to be paid to the beneficiary in the event that an owner dies prior to the annuity date. This amount is equal to the greater of $0 and the lesser of: (1) 25-50% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-50% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Select Charter VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR SELECT CHARTER VA DEATH BENEFIT IS GREATER THAN YOUR SELECT CHARTER VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Select Charter VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Select Charter VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Select Charter VA contract, the latest annuity date permitted is typically the first day of the month before the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Select Charter VA contract may choose to receive a series of systematic withdrawals pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Select Charter VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Select Charter VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Select Charter VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Select Charter VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES           SELECT CHARTER VA                 HORIZON VA
  ------------------------           -----------------                 ----------
MINIMUM SUBSEQUENT PURCHASE                $100                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          Transfers may only be made to  - Transfers in excess of
                               or among up to 17 subaccounts  $250,000 per contract, per
                               and the AIT Money Market Fund    day, must be requested
                                subaccount at any one time.     through U.S. mail.

                                 Transfers to a guarantee     - Transfers into and out of
                                 period account must be at    one subaccount in excess of
                                       least $1,000.            $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

                                $1,000 of Accumulated Value
                                   must remain following
                                        withdrawal

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT                      N/A                            N/A

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and eight "guarantee
                                period" investment options
                                (varying in duration from 3
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                 funded through the Select
                                  Growth and Income Fund,
                                  Select Investment Grade
                                Income, Select Growth Fund,
                                 and AIT Money Market Fund
                                       subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Select Charter VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Select Charter VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Select Charter VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Select Charter VA contracts were issued and the Select Charter VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Select Charter VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Select Charter VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Select Charter VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Select Charter VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Select Charter VA and Horizon VA contracts, and transactions under the Select Charter VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                              Commonwealth Annuity
                            Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                    SELECT REWARD VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Select Reward Variable Annuity ("Select Reward VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Select Reward VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT REWARD VA
             CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT REWARD VA DEATH BENEFIT IS GREATER THAN YOUR SELECT REWARD VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. Finally, you must not have made any purchase payments during the twelve months prior to the date of the exchange. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Select Reward VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Select Reward VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Select Reward VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Select Reward VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Select Reward VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Select Reward VA contract, and (3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge and no surrender charge).

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

/ / PAYMENT CREDITS (BONUS): We do not apply any payment credits under the Horizon VA contract.

       - You should consider whether exchanging your current contract is suitable for you if you plan on making many purchase payments (or one or more purchase payments that are high in dollar amount) under the Horizon VA, because you will no longer receive a 5% bonus on those purchase payments.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Payment Credits (Bonuses), Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Select Reward VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Select Reward VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SELECT REWARD VA CONTRACT.

      FEES AND CHARGES               SELECT REWARD VA                  HORIZON VA
      ----------------               ----------------                  ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               8.5%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $35 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $75,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.54% to 1.97% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Select Reward VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Select Reward VA contract provides a guaranteed minimum death benefit:

- Under the Select Reward VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Select Reward VA and Horizon VA death benefits:

              SELECT REWARD VA                                  HORIZON VA
              ----------------                                  ----------
Greater of:                                    Contract Value, less any applicable premium
                                               taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT REWARD VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT REWARD VA DEATH BENEFIT IS GREATER THAN YOUR SELECT REWARD VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Select Reward VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Select Reward VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Select Reward VA contract, and may be less than the amount of total purchase payments you made under the Select Reward VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Select Reward VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Select Reward VA contract offers a number of optional Enhanced Death Benefit (EDB) Riders, each for an additional charge. In general and subject to certain conditions, these riders provide for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date. Specific details concerning these riders may be found in Appendix B to the prospectus for the Select Reward VA contract.

The Select Reward VA contract also offers the Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that an owner dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of: (1) 25-50% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-50% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Select Reward VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR SELECT REWARD VA DEATH BENEFIT IS GREATER THAN YOUR SELECT REWARD VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
           LIFE EXPECTANCY DISTRIBUTIONS, PAYMENT CREDITS (BONUSES),
        GUARANTEED ANNUITY RATES, AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Select Reward VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Select Reward VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Select Reward VA contract, the latest annuity date permitted is typically no later than the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Select Reward VA qualified contract or contract issued under Section 457 deferred compensation plan may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

PAYMENT CREDITS (BONUS). Under the Select Reward VA contract, each time a purchase payment is made under the contract we add a payment credit to the Accumulated Value that is currently equal to 5%. We do not apply any payment credits under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Select Reward VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Select Reward VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Select Reward VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Select Reward VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES           SELECT REWARD VA                  HORIZON VA
  ------------------------           ----------------                  ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE             $5,000,000                     $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS            Transfers to a guarantee     - Transfers in excess of
                                 period account must be at    $250,000 per contract, per
                                least $1,000. Transfers to      day, must be requested
                                and from the fixed account      through U.S. mail.
                                  are subject to certain
                                       restrictions.          - Transfers into and out of
                                                              one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.
                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                 greatest of: (a) 100% of
                                    cumulative earnings
                               (excluding payment credits);
                                  (b) 15% of total gross
                                   payments (less prior
                                withdrawals that exceed the
                                free withdrawal amount less
                                 any prior free withdrawal
                               amount withdrawn in the same
                                calendar year); or (c) for
                                   owners of a qualified
                                contract or contract issued
                                under Section 457 deferred
                                compensation plan, amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and eight "guarantee
                                period" investment options
                                (varying in duration from 3
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                                  Not permitted                  Not permitted

ANNUITY OPTIONS                              7                              5

                                                                Variable annuity payment
                                                                 options not available.

REVERSAL OF ANNUITIZATION        An owner may reverse the             Not available
                                decision to annuitize, and
                                thereby return the contract
                                to the accumulation phase,
                               within 90 days of the annuity
                                           date.

OWNERS                          Joint owners are permitted.    Joint owners are permitted.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                  In the case of joint owners,   In the case of joint owners,
                               the surviving joint owner is   the surviving joint owner is
                                 automatically the primary      automatically the primary
                                 beneficiary and cannot be      beneficiary and cannot be
                                         changed.                       changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Select Reward VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Select Reward VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Select Reward VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Select Reward VA contracts were issued and the Select Reward VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Select Reward VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Select Reward VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Select Reward VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Select Reward VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Select Reward VA and Horizon VA contracts, and transactions under the Select Reward VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company
  (previously known as Allmerica Financial Life Insurance and Annuity Company)

                    Commonwealth Annuity Separate Account A
                              Commonwealth Annuity
                            Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                   SELECT ACCLAIM VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Select Acclaim Variable Annuity ("Select Acclaim VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Select Acclaim VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT ACCLAIM VA
             CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT ACCLAIM VA DEATH BENEFIT IS GREATER THAN YOUR SELECT ACCLAIM VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Select Acclaim VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Select Acclaim VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Select Acclaim VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Select Acclaim VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Select Acclaim VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Select Acclaim VA contract, and (3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a lower mortality and expense risk charge and no surrender charge).

           - A lower mortality and expense risk charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of Maximum Annuity Date, Life Expectancy
                   Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Select Acclaim VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Select Acclaim VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE SELECT ACCLAIM VA CONTRACT.

      FEES AND CHARGES               SELECT ACCLAIM VA                 HORIZON VA
      ----------------               -----------------                 ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               8.0%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                    $35 per year              $30 per year (deducted
                                                                        monthly)

                               Also deducted upon surrender    Waived if Contract Value(2)
                                 and waived if Accumulated         is $50,000 or more.
                                Value(1) is $75,000 or more
                                or for contracts issued to
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.20% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.15% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.54% to 1.97% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under both the Select Acclaim VA contract and the Horizon VA contract, a death benefit is payable upon the death of an owner before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Select Acclaim VA contract provides a guaranteed minimum death benefit:

- Under the Select Acclaim VA contract, the death benefit will never be less than the purchase payments you have made under the contract (assuming you do not take any withdrawals).

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Select Acclaim VA and Horizon VA death benefits:

              SELECT ACCLAIM VA                                 HORIZON VA
              -----------------                                 ----------
Greater of:                                    Contract Value, less any applicable premium
                                               taxes.

1.  Accumulated Value increased by any
    positive market value adjustment; or

2.  Gross purchase payments decreased
    proportionately to reflect withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE SELECT ACCLAIM VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR SELECT ACCLAIM VA DEATH BENEFIT IS GREATER THAN YOUR SELECT ACCLAIM VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Select Acclaim VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Select Acclaim VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Riders"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Select Acclaim VA contract, and may be less than the amount of total purchase payments you made under the Select Acclaim VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Select Acclaim VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDERS. The Select Acclaim VA contract offers a number of optional Enhanced Death Benefit (EDB) Riders, each for an additional charge. In general and subject to certain conditions, these riders provide for an enhanced death benefit to be paid to the beneficiary in the event that an owner dies prior to the annuity date. Specific details concerning these riders may be found in Appendix B to the prospectus for the Select Acclaim VA contract.

The Select Acclaim VA contract also offers the Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that an owner dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of: (1) 25-50% (depending on the owner's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-50% (depending on the owner's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THESE RIDERS ARE NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own any of these riders under your Select Acclaim VA contract, they will not be carried over to the Horizon VA contract. Instead, they will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR SELECT ACCLAIM VA DEATH BENEFIT IS GREATER THAN YOUR SELECT ACCLAIM VA ACCUMULATED VALUE, AND/OR IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THESE ADDITIONAL AMOUNTS WHEN YOU EXCHANGE YOUR CONTRACT.

                APPENDIX C - COMPARISON OF MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Select Acclaim VA contract, the latest annuity date permitted is typically no later than the younger owner's 99th birthday. Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or
(2) the first day of the month following the month in which the older annuitant attains age 99.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of a Select Acclaim VA qualified contract or contract issued under Section 457 deferred compensation plan may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Select Acclaim VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Select Acclaim VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Select Acclaim VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Select Acclaim VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES           SELECT ACCLAIM VA                 HORIZON VA
  ------------------------           -----------------                 ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE             $5,000,000                     $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS            Transfers to a guarantee     - Transfers in excess of
                                 period account must be at    $250,000 per contract, per
                                       least $1,000.            day, must be requested
                                                                through U.S. mail.

                                                              - Transfers into and out of
                                                              one subaccount in excess of
                                                                $50,000, per day, may need
                                                                to be requested through
                                                                U.S. mail.

                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

                                $1,000 of Accumulated Value
                                   must remain following
                                        withdrawal

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                               greater of: (a) 12% of total
                                gross payments (less prior
                                withdrawals that exceed the
                                free withdrawal amount less
                                 any prior free withdrawal
                               amount withdrawn in the same
                                calendar year); or (b) for
                                   owners of a qualified
                                contract or contract issued
                                under Section 457 deferred
                                compensation plan, amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and eight "guarantee
                                period" investment options
                                (varying in duration from 3
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                                  Not permitted                  Not permitted

ANNUITY OPTIONS                              7                              5

                                                                Variable annuity payment
                                                                 options not available.

REVERSAL OF ANNUITIZATION        An owner may reverse the             Not available
                                decision to annuitize, and
                                thereby return the contract
                                to the accumulation phase,
                               within 90 days of the annuity
                                           date.

OWNERS                          Joint owners are permitted.    Joint owners are permitted.

ANNUITANTS                         Joint annuitants are           Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                  In the case of joint owners,   In the case of joint owners,
                               the surviving joint owner is   the surviving joint owner is
                                 automatically the primary      automatically the primary
                                 beneficiary and cannot be      beneficiary and cannot be
                                         changed.                       changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of a Select Acclaim VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Select Acclaim VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Select Acclaim VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Select Acclaim VA contracts were issued and the Select Acclaim VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Select Acclaim VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Select Acclaim VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Select Acclaim VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Select Acclaim VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Select Acclaim VA and Horizon VA contracts, and transactions under the Select Acclaim VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                Commonwealth Annuity and Life Insurance Company

                    Commonwealth Annuity Separate Account A
                              Commonwealth Annuity
                            Horizon Variable Annuity

       Supplement dated July 1, 2009 to the Prospectus dated July 1, 2009

                      EXCHANGE OFFER TO CERTAIN OWNERS OF
                      ADVANTAGE VARIABLE ANNUITY CONTRACTS

This Supplement describes an exchange offer applicable to certain contract owners of the Advantage Variable Annuity ("Advantage VA") contract who elect to exchange their contract for the Commonwealth Annuity Horizon Variable Annuity ("Horizon VA") contract offered by us through the Commonwealth Annuity Separate Account A. The purpose of this Supplement is to describe the exchange offer and explain to you the costs, terms, and features of the Horizon VA contract that may differ from your Advantage VA contract. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion.

PLEASE NOTE: THERE IS NO DEATH BENEFIT CARRYOVER FROM THE ADVANTAGE VA CONTRACT
             TO THE HORIZON VA CONTRACT. IF YOUR ADVANTAGE VA DEATH BENEFIT IS GREATER THAN YOUR ADVANTAGE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

EXCHANGE OFFER ELIGIBILITY. In order to qualify for the exchange offer, your Accumulated Value (after adjusting for any positive market value adjustment) must be at least $2,000 and the older annuitant must not have attained age 91 as of the issue date for the Horizon VA contract. In addition, all contract owners must consent to the exchange, and partial surrenders or exchange will not be permitted. We reserve the right to make this exchange offer only to customers of selling firms.

HOW THE EXCHANGE OFFER WORKS. If you exchange your Advantage VA contract for the Horizon VA contract, the exchange will constitute a full surrender and replacement of your Advantage VA contract (although we will waive any annual contract fee, negative market value adjustment, premium taxes, and surrender charge that would otherwise be applicable). We will consider your Accumulated Value in the Advantage VA contract as of the valuation date of the exchange, adjusted to reflect any positive market value adjustment, to be the initial purchase payment for the Horizon VA contract. If you own more than one Advantage VA contract or another contract issued by us that is eligible for the exchange offer, you may surrender more than one of these contracts as part of the exchange offer. All programs and riders on your Advantage VA contract will terminate upon exchange and will not automatically carry forward to the Horizon VA Contract. We will not deduct any premium taxes upon purchase of the Horizon VA.

To effect an exchange, please send to us at our Service Center (1) a completed application for the new Horizon VA contract, (2) your Advantage VA contract, and
(3) a signed Supplemental Replacement Acknowledgment Form. We reserve the right to reject any application for exchange.

FACTORS TO CONSIDER. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. THIS EXCHANGE OFFER IS NOT INTENDED FOR ALL OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST. In particular, please note the following:

/ / DEATH BENEFIT: There is no death benefit carryover from your current contract to the Horizon VA contract. The Accumulated Value under your current contract (adjusted to reflect any positive market value adjustment) will become your initial death benefit under the Horizon VA contract. And, if you own an enhanced death benefit rider, it will terminate upon exchange. THIS MEANS THAT IF YOUR CURRENT DEATH BENEFIT IS GREATER THAN YOUR CURRENT ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

    You should also understand that the Horizon VA contract does NOT provide a guaranteed minimum death benefit - the death benefit will equal the current Contract Value (less any applicable premium taxes) and will decrease if your Contract Value decreases.

       - You should exchange your current contract only if any loss in the value of your death benefit will be outweighed by the benefits of the Horizon VA contract (such as a later maximum annuity date, a lower mortality and expense risk charge and administrative expense charge, and no surrender charge).

           - A later maximum annuity date may be suitable only if you are nearing your annuity date (at which time the death benefit under your existing contract will terminate), you are not ready to begin taking distributions from your contract, and any potential loss in death benefit protection upon exchange will be outweighed by the additional time provided under the Horizon VA contract for potential increases in the value of your contract before annuitizing.

           - A lower mortality and expense risk charge and administrative expense charge may be suitable only if you expect to hold the Horizon VA contract long enough that the cost savings you experience will outweigh any potential loss in death benefit protection.

           - The absence of any surrender charge is suitable only if you plan on making purchase payments under the Horizon VA AND you intend to surrender, take withdrawals, or annuitize within a certain period of time after doing so.

           - The exchange also may be suitable for you if you currently own an optional death benefit rider and you have determined that you no longer need the protection it provides for your beneficiaries (E.G., your children are grown) and therefore you do not want to continue paying the fee for the rider.

/ /  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you own the
    M-GAP Rider, it will terminate upon exchange.

       - If you own the M-GAP Rider, you should discuss with your financial advisor the higher guaranteed minimum annuity payments you may be giving up if you exchange your contract, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

/ / GUARANTEED ANNUITY RATES: The guaranteed annuity option rates under the Horizon VA contract are less favorable than the guaranteed annuity option rates under your current contract. This means that for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under your current contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

       - You should discuss with your financial advisor the potentially higher annuity payments you may be giving up if you exchange your contract, particularly if you are nearing the date when you may begin receiving annuity payments.

/ / FIXED ACCOUNT OPTION: There is no fixed account option under the Horizon VA contract. All of your Contract Value in the Horizon VA contract will fluctuate based on the performance of the subaccounts in which you invest, and we do not guarantee these amounts. You could lose some or all of your investment during market downturns.

/ / VARIABLE ANNUITY PAYMENT OPTIONS: We do not offer variable annuity payment options under the Horizon VA contract. If you decide to annuitize your Contract Value, your annuity payments will be fixed in amount and will not reflect the investment experience of any subaccount.

We encourage you to carefully read all materials and prospectuses with your financial advisor to determine if the Horizon VA contract is suitable for you given your planning and investment needs, financial status, and retirement goals. Make sure that you understand the different contract features, PARTICULARLY THE LEVEL OF DEATH BENEFIT PROTECTION, prior to making a final decision to exchange your contract for the Horizon VA contract. Also, please discuss the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange. The following appendices attached to this Supplement provide a brief comparison of the various costs, terms, and features of the Horizon VA contract and your current contract, although you should carefully read the prospectus for each contract for a more complete explanation:

    - APPENDIX A - Comparison of Fees and Charges

    - APPENDIX B - Comparison of Death Benefits

    - APPENDIX C - Comparison of M-GAP Rider, Maximum Annuity Date, Life
                   Expectancy Distributions, Guaranteed Annuity Rates, and Underlying Fund Investment Options

    - APPENDIX D - Comparison of Other Contract Terms and Features

    - APPENDIX E - Federal Income Tax Considerations

CANCELLATION OF EXCHANGE. If you decide to exchange your contract for the Horizon VA contract, you may later cancel the Horizon VA contract for any reason within ten days (in some states longer) of your receipt of the contract. Please return your contract as well as a letter instructing us to cancel your contract. We will cancel your Horizon VA contract and refund to you an amount that will vary depending on the state in which your Horizon VA contract was issued (but in no event will be less than your Contract Value under the Horizon VA at the time of cancellation). The refunded amount may be more or less than the Accumulated Value we originally transferred to the Horizon VA contract.

SALES COMPENSATION. Your registered representative's selling firm may or may not currently be receiving compensation in the form of ongoing trail commissions relating to your current contract. If you exchange your contract for the Horizon VA contract, we will pay ongoing trail commissions typically for as long as the Horizon VA contract remains in effect. This amount may be higher than the trail commissions paid under your current contract (if any), and the selling firm may pass on a portion of these payments to your registered representative. The prospect of receiving this compensation may provide selling firms and/or their registered representatives with an incentive to recommend the exchange offer, and you may wish to take this into account when considering and evaluating the exchange offer. For more information, please ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with the exchange of your current contract for the Horizon VA contract.

                                *      *      *

The information provided in this Supplement is a summary of certain pertinent information, and does not take into account state variations, if any. The Horizon VA prospectus contains a more complete explanation of the terms and features discussed in the appendices, as well as additional information about the Horizon VA contract. We encourage you to carefully read the Horizon VA prospectus prior to making a final decision to exchange your Advantage VA contract into the Horizon VA contract. To obtain a free copy of the Horizon VA prospectus, please contact your registered representative or call 1-800-533-7881. If you have any questions or are interested in exchanging your Advantage VA contract pursuant to this exchange offer, please contact your registered representative. Please keep this Supplement and retain it for future reference.

                  APPENDIX A - COMPARISON OF FEES AND CHARGES

PLEASE NOTE THAT IF YOU EXCHANGE INTO THE HORIZON VA CONTRACT, WE WILL WAIVE ANY ANNUAL CONTRACT FEE, NEGATIVE MARKET VALUE ADJUSTMENT, PREMIUM TAXES, AND SURRENDER CHARGE THAT WOULD OTHERWISE BE ASSESSED UPON SURRENDER OF THE ADVANTAGE VA CONTRACT.

      FEES AND CHARGES                 ADVANTAGE VA                    HORIZON VA
      ----------------                 ------------                    ----------
Maximum Sales Charge (as a                 None                           None
percentage of purchase
payments)

Maximum Surrender Charge (as               8.0%                           None
a percentage of purchase
payments withdrawn)

State Premium Taxes             0% - 3.5% (varies by state)    0% - 3.5% (varies by state)

Transfer Charge                  $25 for each transfer in                 None
                                 excess of 12 per contract
                                           year

                                 This fee is currently not
                                         charged.

Annual Contract Fee                   $30 per year               $30 per year (deducted
                               Also deducted upon surrender             monthly)
                                 and waived if Accumulated
                                Value(1) is $50,000 or more    Waived if Contract Value(2)
                                or for contracts issued to         is $50,000 or more.
                                and maintained by a 401(k)
                                       plan trustee.

Mortality & Expense Risk              1.25% annually                 0.60% annually
Charge (as a percentage of
average daily net assets in
the subaccounts)

Administrative Expense                0.20% annually                 0.15% annually
Charge/ Administration Charge
(as a percentage of average
daily net assets in the
subaccounts)

Total Annual Underlying Fund    0.57% to 1.76% (gross fees     0.68% to 1.64% (gross fees
Operating Expenses (based on   before any expense waivers or  before any expense waivers or
average daily net assets as           reimbursements)                reimbursements)
of December 31, 2008)

------------------------------

(1) ACCUMULATED VALUE is equal to the sum of the values in the subaccounts, the fixed account, and the guarantee period accounts.

(2) CONTRACT VALUE is equal to the sum of the values in the subaccounts. There is no fixed account or guarantee period account under the Horizon VA contract.

                   APPENDIX B - COMPARISON OF DEATH BENEFITS

STANDARD DEATH BENEFIT. Under the Advantage VA contract, a death benefit is payable upon the death of an ANNUITANT OR AN OWNER before the annuity date, whereas under the Horizon VA contract, a death benefit is payable only upon the death of an OWNER before the annuity date (unless the sole owner is a non-natural person, in which case we will pay a death benefit upon the death of an annuitant).

It is important for you to understand that only the Advantage VA contract provides a guaranteed minimum death benefit:

- Under the Advantage VA contract, the greatest value of (1), (2), or (3) in the table below is paid if the annuitant dies before the annuity date.

- The Horizon VA contract does NOT offer a guaranteed minimum death benefit. Instead, the death benefit equals the current Contract Value (less any applicable premium taxes).

The following chart is intended to help you understand the differences between the Advantage VA and Horizon VA death benefits:

        DEATH BENEFIT                  ADVANTAGE VA                    HORIZON VA
        -------------                  ------------                    ----------
Death of Owner (who is not     Accumulated Value increased    Contract Value, less any
the annuitant under the        by any positive market value   applicable premium taxes.
Advantage VA contract):        adjustment.

Death of Annuitant (including  Greatest of:                   No death benefit is payable.
owner who is the annuitant
under the Advantage VA         1.  Accumulated Value
contract):                         increased by any positive
                                   market value adjustment;

                               2.  Gross purchase payments
                                   compounded daily at an
                                   effective annual yield of
                                   5%, decreased
                                   proportionately to
                                   reflect withdrawals; or

                               3.  The death benefit that
                                   would have been payable
                                   on the most recent
                                   contract anniversary,
                                   increased for subsequent
                                   purchase payments and
                                   decreased proportionately
                                   for subsequent
                                   withdrawals.

PLEASE NOTE THAT THERE IS NO DEATH BENEFIT CARRYOVER FROM THE ADVANTAGE VA CONTRACT TO THE HORIZON VA CONTRACT. IF YOUR ADVANTAGE VA DEATH BENEFIT IS GREATER THAN YOUR ADVANTAGE VA ACCUMULATED VALUE, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

On the valuation date of the exchange, the Accumulated Value under your Advantage VA contract (adjusted to reflect any positive market value adjustment) will be the initial purchase payment for the Horizon VA. This amount will also be your initial death benefit value, which likely will be lower than the death benefit value you had under your Advantage VA contract at the time of the exchange, especially if you have an enhanced death benefit rider (see below - "Optional Death Benefit Rider"). Thereafter, the Horizon VA death benefit will decrease if your Contract Value decreases. This means that the amount of any death benefit we pay under the Horizon VA contract may ultimately be less than the Accumulated Value carried over from the Advantage VA contract, and may be less than the amount of total purchase payments you made under the Advantage VA and Horizon VA contracts.

Please make sure that you understand your current (and potential) death benefit value in the Advantage VA contract as well as the potential death benefit value you would have under the Horizon VA contract. You should discuss these values with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you.

OPTIONAL DEATH BENEFIT RIDER. The Advantage VA contract offers an Optional Enhanced Earnings Rider for an additional charge. Subject to certain conditions, in the event that the annuitant dies prior to the annuity date this rider provides for an additional amount to be paid to the beneficiary equal to the greater of $0 and the lesser of: (1) 25-50% (depending on the annuitant's age at issue) of gross purchase payments not previously withdrawn (aside from the initial purchase payment, this does not include purchase payments made during the 12-month period immediately prior to the date of death); and (2) 25-50% (depending on the annuitant's age at issue) of the difference between the Accumulated Value and gross purchase payments not previously withdrawn.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider under your Advantage VA contract, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. IF YOUR OPTIONAL ENHANCED EARNINGS RIDER BENEFIT IS GREATER THAN ZERO, YOU WILL LOSE THIS ADDITIONAL AMOUNT WHEN YOU EXCHANGE YOUR CONTRACT.

         APPENDIX C - COMPARISON OF M-GAP RIDER, MAXIMUM ANNUITY DATE,
            LIFE EXPECTANCY DISTRIBUTIONS, GUARANTEED ANNUITY RATES,
                     AND UNDERLYING FUND INVESTMENT OPTIONS

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER. The Advantage VA contract also offered an Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge, although sales of this rider were discontinued on January 31, 2002. This rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a 10- or 15-year waiting period, subject to certain conditions. If you own this rider, we have been calculating a "minimum guaranteed annuity payout benefit base" on each contract anniversary, and we will use this value (rather than your Accumulated Value) to determine annuity payments if you exercise the rider. At the time you become eligible to exercise the rider, your annuity payments likely would be greater if you exercise the rider than if you take annuity payments without exercising the rider if your minimum guaranteed annuity payout benefit base is higher than your Accumulated Value at that time.

THIS RIDER IS NOT OFFERED UNDER THE HORIZON VA CONTRACT. If you currently own this rider, it will not be carried over to the Horizon VA contract. Instead, it will terminate upon exchange without any refund of the rider charges you have paid. Please make sure that you understand your current (and potential) minimum guaranteed annuity payout benefit base (and potential for higher annuity payments) in the Advantage VA contract. You should discuss this potential loss of higher annuity payments with your financial advisor prior to exchanging your contract to make sure the Horizon VA contract is suitable for you, particularly if you are currently eligible or soon will become eligible to begin receiving annuity payments under the rider.

MAXIMUM ANNUITY DATE. Until the annuity date (when you begin receiving annuity payments), your contract is in the accumulation phase and you can typically continue to make purchase payments and retain the contract death benefit. Under the Advantage VA contract, the latest annuity date permitted is typically the first day of the month before the annuitant's 90th birthday.

Under the Horizon VA contract, the latest annuity date permitted is typically no later than the valuation date on or next following the later of: (1) 10 years from the date of issue; or (2) the first day of the month following the month in which the older annuitant attains age 99. Please note that if the annuity date occurs (or is scheduled to occur) when the annuitant has reached an advanced age, it is possible that the Internal Revenue Service (the "IRS") could take the position that the Horizon VA Contract should not be treated as an annuity contract for federal income tax purposes. In that event, the income and gains under the Horizon VA contract would be currently includible in your income. You should discuss these issues with your tax adviser prior to exchanging your contract.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the annuity date, an owner of an Advantage VA contract may choose to receive a series of systematic withdrawals, without surrender charge, pursuant to the life expectancy distribution ("LED") option. Under this feature, each calendar year a fraction of the Accumulated Value is withdrawn based on the owner's life expectancy (or the joint life expectancy of the owner and a beneficiary.) This feature is not offered under the Horizon VA contract.

GUARANTEED ANNUITY RATES. The guaranteed annuity option rates under your Advantage VA contract are calculated using a different mortality table and interest rate than the guaranteed rates under the Horizon VA contract and are more favorable. As a result, for a given amount applied, any annuity payments that we make under the Horizon VA contract based on these guaranteed rates will be lower than annuity payments we would make under the Advantage VA contract based on guaranteed rates. However, the amount applied upon annuitization to determine your annuity payments under the Horizon VA may be higher due to the contract's lower fees and expenses.

UNDERLYING FUND INVESTMENT OPTIONS. The Horizon VA contract may offer underlying funds that are the same as those currently offered under your Advantage VA contract as well as other underlying funds managed by affiliated and unaffiliated portfolio managers. Not all underlying funds currently offered in your existing contract may be available in the Horizon VA contract, and annual underlying fund operating expenses may be higher than those in your Advantage VA contract.

         APPENDIX D - COMPARISON OF OTHER CONTRACT TERMS AND FEATURES.

  OTHER TERMS AND FEATURES             ADVANTAGE VA                    HORIZON VA
  ------------------------             ------------                    ----------
MINIMUM SUBSEQUENT PURCHASE                 $50                           $250
PAYMENT

MAXIMUM CUMULATIVE PURCHASE                None                        $5,000,000
PAYMENTS ALLOWED UNDER
CONTRACT (WITHOUT OUR
APPROVAL)

TRANSFER RESTRICTIONS          Transfers may only be made to  - Transfers in excess of
                               or among up to 17 subaccounts  $250,000 per contract, per
                                 and the Goldman Sachs VIT      day, must be requested
                                Money Market subaccount at      through U.S. mail.
                                       any one time.          - Transfers into and out of
                                                              one subaccount in excess of
                                 Transfers to a guarantee       $50,000, per day, may need
                                 period account must be at      to be requested through
                                       least $1,000.            U.S. mail.
                                                              - Transfers may be limited to
                                                              12 per contract year.

MINIMUM WITHDRAWAL AMOUNT                  $100                           None

RESERVATION OF RIGHT TO                    None               Contract may terminate if no
AUTOMATICALLY TERMINATE                                        purchase payments have been
CONTRACT                                                      made for two years, Contract
                                                              Value is less than $2,000 at
                                                               end of two-year period, and
                                                                 the sum of all purchase
                                                                   payments, less any
                                                                withdrawals, is less than
                                                                $2,000 at end of two-year
                                                                         period

FREE WITHDRAWAL AMOUNT            Each calendar year, the                  N/A
                                    greatest of 100% of
                                cumulative earnings, 10% of
                               Accumulated Value (reduced by
                               prior withdrawals made in the
                                same calendar year to which
                                  no surrender charge was
                                   applied), or amounts
                                 calculated under the life
                                  expectancy distribution
                                     ("LED") feature.

FIXED ACCOUNT INVESTMENT        Currently one fixed account               None
OPTION(S)                       option and nine "guarantee
                                period" investment options
                                (varying in duration from 2
                                to 10 years) that provide a
                                  3.0% guaranteed minimum
                                      interest rate.

MARKET VALUE ADJUSTMENT             Applies to amounts                    None
                                  transferred, withdrawn,
                                 surrendered, and applied
                               under an annuity option from
                                a guarantee period account
                                  before its expiration.

PROGRAM TO PROTECT PRINCIPAL     Ensures that if an owner                  N/A
AND PROVIDE GROWTH POTENTIAL   allocates a purchase payment
                               to a guarantee period and one
                                  or more subaccounts in
                                accordance with allocation
                               instructions we provide, the
                               value in the guarantee period
                                account at expiration will
                                equal the purchase payment
                                 (assuming no transfers or
                               withdrawals and less contract
                                     fees and charges)

DOLLAR COST AVERAGING,                   Available                      Available
AUTOMATIC ACCOUNT/ASSET
REBALANCING, AND SYSTEMATIC
WITHDRAWALS

LOANS                              Available to certain               Not permitted
                                   qualified contracts.

ANNUITY OPTIONS                              6                              5

                                 Variable annuity payment       Variable annuity payment
                                 options permitted only if       options not available.
                                funded through the Goldman
                               Sachs VIT Equity Index Fund,
                               Goldman Sachs VIT Structured
                               U.S. Equity Fund, and Goldman
                                Sachs VIT Money Market Fund
                                       subaccounts.

OWNERS                         Joint owners are permitted if   Joint owners are permitted.
                                   one of the two is the
                                        annuitant.

ANNUITANTS                       Joint annuitants are not         Joint annuitants are
                                        permitted.                  permitted only in
                                                                non-qualified contracts.
                                                               Under qualified contracts,
                                                               the owner and the annuitant
                                                               generally must be the same
                                                                       individual.

BENEFICIARIES                    No specific rules apply.     In the case of joint owners,
                                                              the surviving joint owner is
                                                                automatically the primary
                                                                beneficiary and cannot be
                                                                        changed.

                 APPENDIX E - FEDERAL INCOME TAX CONSIDERATIONS

You can find information about the federal income tax aspects of the Horizon VA contract in the section headed "Federal Tax Matters" in the Horizon VA prospectus. The following is a discussion of federal income tax issues relating specifically to the exchange offer. IN ANY EVENT, IF YOU ARE CONSIDERING ACCEPTING THE EXCHANGE OFFER YOU SHOULD CONSULT A TAX ADVISER FOR A MORE COMPLETE EXPLANATION OF THE TAX CONSEQUENCES OF DOING SO.

- TAX CONSEQUENCES OF ACCEPTING THE EXCHANGE OFFER AND DISTRIBUTIONS FROM THE NEW HORIZON VA CONTRACT AFTER THE EXCHANGE. The exchange of an Advantage VA contract for a Horizon VA contract should generally qualify for non-recognition of gain or loss under section 1035 of the Internal Revenue Code (the "Code"), provided that the owner(s) of and the annuitant(s) under the new Horizon VA contract received in exchange for the Advantage VA contract are the same. This means that if you accept the exchange offer and no change of owners or annuitants occurs in connection with the exchange, there should be no current tax consequence to the exchange. When a distribution from the new Horizon VA contract occurs, however, amounts received in the distribution may be taxable, as described in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-headings "Taxation of Partial and Full Withdrawals" and "Taxation of Annuity Payments." In determining the amount that is taxable in each such distribution, you will be able to count your "investment in the contract" immediately before the exchange under the Advantage VA contract as "investment in the contract" for the new Horizon VA contract received in the exchange.

- POSSIBLE LOSS OF GRANDFATHERING. When new tax legislation is enacted, transactions that have occurred before the enactment are frequently "grandfathered," that is, the legislation exempts such transaction from its effects. Although most significant tax legislation affecting annuity contracts (E.G., provisions relating to required distributions, the penalty tax on premature distributions, and the treatment of withdrawals) was enacted before the Advantage VA contracts were issued and the Advantage VA contracts were therefore not grandfathered under the legislation, it is possible, though unlikely, that some of the Advantage VA contracts could be grandfathered under such legislation. In that case, acceptance of the exchange offer would likely result in loss of the grandfathered status of the Advantage VA contracts for the new Horizon VA contracts received in the exchange.

- AGGREGATION OF CONTRACTS. As discussed in the section of the Horizon VA prospectus headed "Federal Tax Matters," under the sub-heading "Aggregation of Contracts," the taxable amount of an annuity payment or withdrawal from a "non-qualified contract" (I.E., a contract that does not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code) may be determined by combining some or all of the non-qualified contracts you own. For example, if you exchange more than one Advantage VA contract for several non-qualified Horizon VA contracts or if you purchase another deferred non-qualified contract from us during the same calendar year that you exercise the exchange offer, the Internal Revenue Service will treat your contracts as one contract. This could affect the taxable amount of annuity payments or withdrawals from one or more of the deferred non-qualified annuity contracts you own.

- 403(b) PLANS. If your Advantage VA contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that the exchange offer complies with applicable tax requirements and to decline your acceptance of the exchange offer if it is not in compliance. We will defer acting on your acceptance of the exchange offer until all information required under the tax law has been received. By accepting the exchange offer, you consent to the sharing of confidential information about you, the Advantage VA and Horizon VA contracts, and transactions under the Advantage VA and Horizon VA contracts and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

                                 PROSPECTUS FOR
                       FLEXIBLE PREMIUM VARIABLE DEFERRED
                               ANNUITY CONTRACTS

                            ------------------------

                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                            ------------------------

                          COMMONWEALTH ANNUITY HORIZON
                           VARIABLE ANNUITY ISSUED BY
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                HOME OFFICE:                          SERVICE CENTER MAILING ADDRESS:
        132 Turnpike Road, Suite 210                         P.O. Box 758550
           Southborough, MA 01772                        Topeka, Kansas 66675-8550
               1-866-297-7531                                 1-800-533-7881

    This Prospectus describes flexible premium variable deferred annuity contracts (the "Contract") issued by Commonwealth Annuity and Life Insurance Company ("we" or "Commonwealth Annuity"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. This Prospectus describes both Qualified Contracts and Non-Qualified Contracts, and the Contract may be purchased by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. INVESTING IN THE CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT. REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THE CONTRACT MAY NOT BE TO YOUR ADVANTAGE. The Contract may be purchased only if the older Annuitant has not attained age 91.

    THE CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE OBLIGATIONS OF THE ISSUING INSURANCE COMPANY AND NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR SAVINGS INSTITUTION AND ARE SUBJECT TO RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD READ IT BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. WE HAVE FILED A STATEMENT OF ADDITIONAL INFORMATION ("SAI") WITH THE SECURITIES AND EXCHANGE COMMISSION. THE CURRENT SAI HAS THE SAME DATE AS THIS PROSPECTUS AND IS INCORPORATED BY REFERENCE IN THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY BY WRITING US AT OUR SERVICE CENTER OR CALLING 1-800-457-8803. A TABLE OF CONTENTS FOR THE SAI APPEARS AT THE END OF THIS PROSPECTUS. YOU MAY ALSO FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    PROSPECTUS DATED JULY 1, 2009.

    You may allocate Purchase Payments and/or transfer Contract Value to one or more of the Subaccounts of the Commonwealth Annuity Separate Account A. Currently, you may choose among Subaccounts that invest in the following Insurance Funds:

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

- Goldman Sachs VIT Capital Growth Fund

- Goldman Sachs VIT Core Fixed Income Fund

- Goldman Sachs VIT Equity Index Fund

- Goldman Sachs VIT Government Income Fund

- Goldman Sachs VIT Growth & Income Fund

- Goldman Sachs VIT Mid Cap Value Fund

- Goldman Sachs VIT Money Market Fund

- Goldman Sachs VIT Strategic International Equity Fund

- Goldman Sachs VIT Structured Small Cap Equity Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

- Fidelity VIP Freedom Income Portfolio

- Fidelity VIP Mid Cap Portfolio

- Fidelity VIP Strategic Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

- FT VIP Franklin Small Cap Value Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)

- Janus Aspen Perkins Mid Cap Value Portfolio

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- (SERVICE CLASS)

- MFS-Registered Trademark- New Discovery Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

- Oppenheimer High Income Fund/VA

    In addition, Qualified Contracts also may choose among Subaccounts that invest in the following Publicly-Available Funds:

    - Goldman Sachs Balanced Strategy Portfolio (Class A)

    - Goldman Sachs Equity Growth Strategy Portfolio (Class A)

    - Goldman Sachs Growth and Income Strategy Portfolio (Class A)

    - Goldman Sachs Growth Strategy Portfolio (Class A)

    Many of the Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                         --------
DEFINITIONS............................................................         5
SUMMARY OF EXPENSES....................................................         7
CONDENSED FINANCIAL INFORMATION........................................         8
DISTRIBUTION COSTS.....................................................         8
SUMMARY................................................................         9
COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS...............        11
  Commonwealth Annuity and Life Insurance Company......................        11
  The Separate Account.................................................        11
  The Funds............................................................        11
THE CONTRACTS..........................................................        18
  A.  GENERAL INFORMATION..............................................        18
      1.   Purchase Payments...........................................        18
      2.   Free Look Period............................................        18
      3.   Owners, Annuitants, and Beneficiaries.......................        19
      4.   Assignment..................................................        20
      5.   Exchange Program............................................        20
  B.  THE ACCUMULATION PERIOD..........................................        21
      1.   Application of Purchase Payments............................        21
      2.   Accumulation Unit Value.....................................        22
      3.   Contract Value..............................................        23
      4.   Transfers During The Accumulation Period....................        23
      5.   Disruptive Trading..........................................        23
      6.   Withdrawals and Surrenders During The Accumulation Period...        25
      7.   Death Benefit...............................................        26
      8.   Telephone and Facsimile Transactions........................        28
      9.   Termination of Contract.....................................        28
CONTRACT CHARGES AND EXPENSES..........................................        29
  A.  ASSET-BASED CHARGES..............................................        29
  B.  CONTRACT FEE.....................................................        29
  C.  INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES....................        30
  D.  STATE PREMIUM TAXES..............................................        30
  E.  REDUCTION OR ELIMINATION OF CERTAIN CHARGES......................        30
THE ANNUITY PERIOD.....................................................        31
  A.  ANNUITY PAYMENTS.................................................        31
  B.  ANNUITY OPTIONS..................................................        31
  C.  BASIS OF ANNUITY OPTIONS.........................................        33
  D.  DEATH PROCEEDS DURING THE ANNUITY PERIOD.........................        33
  E.  PROTECTION OF BENEFITS...........................................        34
  F.  AGE, GENDER AND SURVIVAL.........................................        34
PAYMENTS TO CONTRACT OWNERS............................................        34
FEDERAL TAX MATTERS....................................................        35
  A.  INTRODUCTION.....................................................        35
  B.  OUR TAX STATUS...................................................        35
  C.  TAXATION OF ANNUITIES IN GENERAL.................................        35
  D.  QUALIFIED PLANS..................................................        39
  E.  FEDERAL INCOME TAX WITHHOLDING...................................        42
  F.  OTHER TAX ISSUES.................................................        42
DISTRIBUTION OF CONTRACTS..............................................        43

                                                                           PAGE
                                                                         --------
VOTING RIGHTS..........................................................        44
REPORTS TO CONTRACT OWNERS AND INQUIRIES...............................        45
DOLLAR COST AVERAGING..................................................        45
AUTOMATIC ASSET REBALANCING............................................        46
SYSTEMATIC WITHDRAWAL PLAN.............................................        46
GENERAL CONTRACT PROVISIONS............................................        46
  A.  CONTRACT MODIFICATION............................................        46
  B.  ENTIRE CONTRACT..................................................        47
  C.  INCONTESTABILITY.................................................        47
  D.  NON-PARTICIPATING................................................        47
LEGAL PROCEEDINGS......................................................        47
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION.................        47
FINANCIAL STATEMENTS...................................................        47
APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY VARIABLE
  ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT............       A-1
  A.  REVOCATION.......................................................       A-1
  B.  STATUTORY REQUIREMENTS...........................................       A-1
  C.  ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAs..........       A-2
  D.  CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs..........       A-3
  E.  SEP IRAs.........................................................       A-4
  F.  SIMPLE IRAs......................................................       A-4
  G.  TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND               A-4
      SIMPLE IRAs......................................................
  H.  REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs..................       A-5
  I.  ROTH IRAs........................................................       A-5
  J.  ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs......................       A-6
  K.  ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs................       A-6
  L.  INCOME TAX CONSEQUENCES OF ROTH IRAs.............................       A-7
  M.  TAX ON EXCESS CONTRIBUTIONS......................................       A-8
  N.  TAX ON PREMATURE DISTRIBUTIONS...................................       A-8
  O.  EXCISE TAX REPORTING.............................................       A-9
  P.  BORROWING........................................................       A-9
  Q.  REPORTING........................................................       A-9
  R.  ESTATE TAX.......................................................       A-9
  S.  FINANCIAL DISCLOSURE.............................................       A-9

                                  DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD The period between the Date of Issue of a Contract and the Annuity Date.

ACCUMULATION UNIT A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

ANNUITANT The person whose life is used to determine the duration of Annuity Payments involving a life contingency. When two people are named as joint Annuitants, the term "Annuitant" means the joint Annuitants or the survivor.

ANNUITY DATE The Valuation Date on which annuity payments are to commence. Subject to state variation, the Annuity Date may not be earlier than the first Contract Anniversary or later than the Valuation Date on or next following the later of: (1) ten years from the Date of Issue; or (2) the first day of the month following the month in which the Annuitant attains age 99. In the case of joint Annuitants, we will refer to the age of the older Annuitant.

ANNUITY OPTION  One of several forms in which annuity payments can be made.

ANNUITY PERIOD The period starting on the Annuity Date during which we make annuity payments to you.

BENEFICIARY The person designated to receive any benefits under a Contract upon your death. (see Primary Beneficiary and Contingent Beneficiary).

CODE  The Internal Revenue Code of 1986, as amended.

COMPANY ("WE", "US", "OUR", "COMMONWEALTH ANNUITY") Commonwealth Annuity and Life Insurance Company.

CONTINGENT BENEFICIARY The person designated to receive any benefits under a Contract upon your death should all Primary Beneficiaries predecease you. In the event that a Contingent Beneficiary also predeceases you, the benefits will be distributed pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, the benefits will be paid to your estate (see Beneficiary and Primary Beneficiary).

CONTRACT  A Flexible Premium Variable Deferred Annuity Contract.

CONTRACT ANNIVERSARY The same date each year as the Date of Issue. If there is no Valuation Date in a year that coincides with the Date of Issue, the Contract Anniversary is the next Valuation Date.

CONTRACT VALUE  The sum of your values in the Subaccount(s).

CONTRACT YEAR A period of twelve consecutive months starting on the Date of Issue or on any Contract Anniversary.

DATE OF ISSUE  The date on which the first Contract Year commences.

DUE PROOF OF DEATH A certified death certificate and all necessary claim paperwork, settlement instructions, and such other information we may require to process the death benefit. We also may require the return of the Contract.

FUND OR FUNDS An investment company or separate series thereof, in which Subaccounts of the Separate Account invest.

GENERAL ACCOUNT All our assets other than those allocated to any legally segregated separate account.

MONTHIVERSARY The same date each month as the Date of Issue. If the Date of Issue falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the Monthiversary will be the last date of that month. If there is no Valuation Date in the calendar month that coincides with the Date of Issue, the Monthiversary is the next Valuation Date.

NON-QUALIFIED CONTRACT A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

OWNER ("CONTRACT OWNER", "YOU", "YOUR", "YOURS") The person(s) designated in the Contract as having the privileges of Ownership. The Contract may be owned by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. When two people are named as joint Owners, the term "Owner" means the joint Owners or the survivor.

PRIMARY BENEFICIARY The person designated to receive any benefits under a Contract upon your death. In the event that a Primary Beneficiary predeceases you, the benefits will be distributed pro rata to the surviving Primary Beneficiaries. In the event that all Primary Beneficiaries predecease you, proceeds will be paid to the surviving Contingent Beneficiaries (see Beneficiary and Contingent Beneficiary).

PURCHASE PAYMENTS The dollar amount we receive in U.S. currency to buy the benefits the Contract provides.

QUALIFIED CONTRACT A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

SEPARATE ACCOUNT  Commonwealth Annuity Separate Account A.

SERVICE CENTER  P.O. Box 758550, Topeka, Kansas 66675-8550, 1-800-457-8803.

SUBACCOUNTS The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund.

VALUATION DATE Each day when the New York Stock Exchange is open for trading. The close of business on each Valuation Date is generally 3:00 p.m. Central time.

VALUATION PERIOD  The interval of time between two consecutive Valuation Dates.

                              SUMMARY OF EXPENSES

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE AMONG SUBACCOUNTS.

                      CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments.....................      None
Withdrawal Charges..........................................      None
State Premium Taxes.........................................  0% to 3.50%

    THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

                               PERIODIC EXPENSES

Annual Contract Fee (deducted monthly from Contract
  Value)*...................................................   $30.00
Separate Account Annual Expenses (as a percentage of
  Contract Value)
    Mortality and Expense Risk Charge.......................     0.60%
    Administration Charge...................................     0.15%
                                                               ------
  Total Separate Account Annual Expenses....................     0.75%
                                                               ======

       -------------------------------

       * We will waive this fee for Contracts with Contract Value of $50,000 or more as of the Valuation Date we would otherwise deduct the fee. We assess one-twelfth of the contract fee on each Monthiversary.

    THE NEXT TABLE SHOWS THE LOWEST AND HIGHEST TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2008 THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CURRENT AND FUTURE EXPENSES COULD BE HIGHER OR LOWER THAN THOSE SHOWN IN THE FOLLOWING TABLE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                LOWEST--HIGHEST
                                                              -------------------
Total Annual Fund Operating Expenses (expenses that are
  deducted from Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other
  expenses, prior to any fee waivers or expense
  reimbursements)...........................................     0.68%--1.64%

    The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements, while other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The lowest and highest Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements, respectively, are 0.68% and 1.59% for the year ended December 31, 2008. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

    THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLE

    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

    The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes both maximum and minimum fees and expenses of any of the Funds, prior to any fee waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

    Although your actual costs may be higher or lower, based on these assumptions, your costs would be the following whether you surrender, annuitize, or remain invested at the end of the applicable period:

                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               --------   --------   --------   --------
Maximum Fund Expenses........................    $246       $756      $1,293     $2,761
Minimum Fund Expenses........................    $149       $463      $  800     $1,751

    The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example assumes no transfers were made and does not include the deduction of state premium taxes, which may be assessed before or upon surrender or annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

                        CONDENSED FINANCIAL INFORMATION

    Because the Subaccounts were not in existence as of December 31, 2008, we have not provided any information on Accumulation Unit values or number of Accumulation Units outstanding as of December 31, 2008.

                               DISTRIBUTION COSTS

    For information concerning the compensation we pay for sales of the Contract, see "DISTRIBUTION OF CONTRACTS."

                                    SUMMARY

    The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

    The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus.

    You may make Purchase Payments under the Contract, subject to certain minimum limitations and other restrictions. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking ("PAC") Agreement"). (See "PURCHASE PAYMENTS"). We do not deduct a sales charge from any Purchase Payment.

    During the Accumulation Period, we provide for variable accumulations and benefits for amounts allocated to one or more of the Subaccounts selected by you. Each Subaccount invests in a corresponding Fund. (See "THE FUNDS"). Your Contract Value will vary with the investment performance of the Funds you select. The investment risk under the Contract is borne by you.

    Transfers among Subaccounts are permitted before the Annuity Date, if allowed by your qualified plan and subject to limitations. (See "TRANSFERS DURING THE ACCUMULATION PERIOD").

    You may make partial withdrawals from the Contract or surrender the Contract, subject to certain restrictions. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD"). Withdrawals and surrenders will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals also reduce your Contract Value and your death benefit. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD" and "FEDERAL TAX MATTERS")

    If you die before the Annuity Date, we will pay the Beneficiary a death benefit. (See "DEATH BENEFIT"). On the Annuity Date, you can elect to receive regular annuity payments on a fixed basis for various periods of time depending on your need for income and the choices available under the Contract. (See "ANNUITY PERIOD").

    We offer Automatic Asset Rebalancing, Dollar Cost Averaging, and a Systematic Withdrawal Plan. (See "AUTOMATIC ASSET REBALANCING," "DOLLAR COST AVERAGING," and "SYSTEMATIC WITHDRAWAL PLAN")

    We assess a mortality and expense risk charge and an administration charge. We may also assess a contract fee and applicable premium taxes. (See "CONTRACT CHARGES AND EXPENSES"). The Funds will incur certain management fees and other expenses. (See "SUMMARY OF EXPENSES," "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES," and the Funds' prospectuses.)

    Currently, the Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased in connection with a qualified plan does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See "TAXATION OF ANNUITIES IN GENERAL" and "QUALIFIED PLANS"). Therefore, the tax deferral provided by the Contract is not necessary for Contracts used in qualified plans, so for such plans the Contract should be purchased for other features and benefits, such as the Annuity Options.

    You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contract for a refund during the "free look" period, also include a letter instructing us to cancel the Contract. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. In the states that require the return of Purchase Payments, we will return the greater of Purchase Payments (less any withdrawals) or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. In addition, a special "free look" provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities (although for such Contracts, if the amount returned would be less than the Contract Value we will return the Contract Value). (See "FREE LOOK PERIOD")

    Certain provisions of the Contract may be different than the general description in this Prospectus because of legal restrictions in your state. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact us for specific information that may be applicable to your state.

    You can generally exchange all or a portion of one annuity contract for another, or a life insurance policy for an annuity contract, in a "tax-free exchange' under Section 1035 of the Code. If you are thinking about a 1035 exchange, you should compare the old contract and the Contract described in this Prospectus carefully. Remember that if you exchange another contract for the Contract described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract. Also, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for the Contract described in this Prospectus unless you determine, after knowing all the facts, that the exchange is in your best interest (the person selling you the Contract will generally earn a commission if you buy the Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

    We offer other variable annuity contracts that have different policy features. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact our Service Center or your agent.

            COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

    Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity (then known as Allmerica Financial Life Insurance and Annuity Company or "Allmerica Financial") was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of Allmerica Financial to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York,
NY 10004. On September 1, 2006, Allmerica Financial officially changed its name to Commonwealth Annuity and Life Insurance Company.

    As of December 31, 2008, Commonwealth Annuity had under $6 billion combined assets and $12 billion of life insurance in force. Its principal office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 1-866-297-7531.

    Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

    At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE SEPARATE ACCOUNT

    We established the Commonwealth Annuity Separate Account A on February 9, 2007 pursuant to Massachusetts law. The SEC does not supervise the management, investment practices or policies of the Separate Account or Commonwealth Annuity. Subject to the provisions of the Contract, units of the Subaccounts under the Contract are offered on a continuous basis.

    Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

    Each Subaccount of the Separate Account invests exclusively in shares of one of the corresponding Funds. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

    The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and fees, and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund are reinvested in that Fund at net asset value and retained as assets of the corresponding Subaccount.

THE FUNDS

    SELECTION OF FUNDS. We select the Funds offered through the Contract, and we may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser's (and/or subadviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the Fund or one of its service providers (E.G., the investment adviser, administrator, distributor, and/or their affiliates) will make payments to us or our affiliates, as described below. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract Owners.

    You are responsible for choosing the Subaccounts and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the Subaccounts, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund. After you select Subaccounts for your initial Purchase Payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

    We do not provide investment advice and we do not recommend or endorse any of the particular Funds available as investment options in the Contract.

    THE FUNDS. The Separate Account invests in shares of registered, open-end management investment companies. There are two types of Funds generally offered under the Contract:

    - INSURANCE FUNDS: Insurance Funds are available solely to variable annuity or life insurance contracts and certain qualified retirement plans. (See "FEDERAL TAX MATTERS") Nonqualified Contracts generally can invest only in Insurance Funds. All Contracts, both Qualified and Nonqualified, may choose among Subaccounts that invest in the following Insurance Funds:

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

- Goldman Sachs VIT Capital Growth Fund

- Goldman Sachs VIT Core Fixed Income Fund

- Goldman Sachs VIT Equity Index Fund

- Goldman Sachs VIT Government Income Fund

- Goldman Sachs VIT Growth & Income Fund

- Goldman Sachs VIT Mid Cap Value Fund

- Goldman Sachs VIT Money Market Fund

- Goldman Sachs VIT Strategic International Equity Fund

- Goldman Sachs VIT Structured Small Cap Equity Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

- Fidelity VIP Freedom Income Portfolio

- Fidelity VIP Mid Cap Portfolio

- Fidelity VIP Strategic Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

- FT VIP Franklin Small Cap Value Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)

- Janus Aspen Perkins Mid Cap Value Portfolio

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- (SERVICE CLASS)

- MFS-Registered Trademark- New Discovery Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

- Oppenheimer High Income Fund/VA

    The Insurance Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases, certain qualified retirement plans. Shares of the Insurance Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Insurance Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts, and qualified retirement plans to invest simultaneously in the Insurance Funds. Currently, neither we nor the Insurance Funds foresee any such disadvantages to variable life insurance Owners, variable annuity Owners, or qualified retirement plans. The Insurance Funds must monitor events to identify material conflicts between such Owners and determine what action, if any, should be taken. In addition, if we believe an Insurance Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

    - PUBLICLY-AVAILABLE FUNDS. Publicly-Available Funds are
      "publicly-available," I.E., shares can be purchased by the public directly without purchasing a variable annuity or life insurance contract. Only Qualified Contracts may invest in these Publicly-Available Funds.

    - Goldman Sachs Balanced Strategy Portfolio (Class A)

    - Goldman Sachs Equity Growth Strategy Portfolio (Class A)

    - Goldman Sachs Growth and Income Strategy Portfolio (Class A)

    - Goldman Sachs Growth Strategy Portfolio (Class A)

    The Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

    SEC REGISTRATION DOES NOT INVOLVE SEC SUPERVISION OF THE FUNDS' MANAGEMENT, INVESTMENT PRACTICES OR POLICIES. THE ASSETS OF EACH FUND ARE HELD SEPARATE FROM THE ASSETS OF THE OTHER FUNDS, AND EACH FUND HAS ITS OWN DISTINCT INVESTMENT OBJECTIVE AND POLICIES. EACH FUND OPERATES AS A SEPARATE INVESTMENT FUND, AND THE INVESTMENT PERFORMANCE OF ONE FUND HAS NO EFFECT ON THE INVESTMENT PERFORMANCE OF ANY OTHER FUND.

INSURANCE FUND                     PORTFOLIO NAME            INVESTMENT OBJECTIVE        INVESTMENT ADVISER
--------------               ---------------------------  ---------------------------  ----------------------
Goldman Sachs Variable       Goldman Sachs VIT Capital    Seeks long-term growth of    Goldman Sachs Asset
Insurance Trust (Service     Growth Fund                  capital.                     Management, LP
Shares)

Goldman Sachs Variable       Goldman Sachs VIT Core       Seeks a total return         Goldman Sachs Asset
Insurance Trust (Service     Fixed Income Fund            consisting of capital        Management, LP
Shares)                                                   appreciation and income
                                                          that exceeds the total
                                                          return of the Lehman
                                                          Brothers Aggregate Bond
                                                          Index.

Goldman Sachs Variable       Goldman Sachs VIT Equity     Seeks to achieve investment  Goldman Sachs Asset
Insurance Trust (Service     Index Fund                   results that correspond to   Management, LP
Shares)                                                   the aggregate price and
                                                          yield performance of a
                                                          benchmark index that
                                                          measures the investment
                                                          returns of large
                                                          capitalization stocks.

Goldman Sachs Variable       Goldman Sachs VIT            Seeks a high level of        Goldman Sachs Asset
Insurance Trust (Service     Government Income Fund       current income, consistent   Management, LP
Shares)                                                   with safety of principal.

Goldman Sachs Variable       Goldman Sachs VIT Growth &   Seeks long-term growth of    Goldman Sachs Asset
Insurance Trust (Service     Income Fund                  capital and growth of        Management, LP
Shares)                                                   income.

Goldman Sachs Variable       Goldman Sachs VIT Mid Cap    Seek long-term capital       Goldman Sachs Asset
Insurance Trust (Service     Value Fund                   appreciation.                Management, LP
Shares)

Goldman Sachs Variable       Goldman Sachs VIT Money      Seeks to maximize current    Goldman Sachs Asset
Insurance Trust (Service     Market Fund                  income to the extent         Management, LP
Shares)                                                   consistent with the
                                                          preservation of capital and
                                                          the maintenance of
                                                          liquidity by investing
                                                          exclusively in high quality
                                                          money market instruments.

Goldman Sachs Variable       Goldman Sachs VIT Strategic  Seeks long-term capital      Goldman Sachs Asset
Insurance Trust (Service     International Equity Fund    appreciation.                Management
Shares)                                                                                International

Goldman Sachs Variable       Goldman Sachs VIT            Seeks long-term growth of    Goldman Sachs Asset
Insurance Trust (Service     Structured Small Cap Equity  capital.                     Management, LP
Shares)                      Fund

Fidelity Variable Insurance  Fidelity VIP Freedom Income  Seeks high total return      Strategic
Products Funds (Class 2)     Portfolio                    with a secondary objective   Advisers, Inc.
                                                          of principal preservation.

Fidelity Variable Insurance  Fidelity VIP Mid Cap         Seeks long-term growth of    Fidelity Management &
Products Funds (Class 2)     Portfolio                    capital.                     Research Company

INSURANCE FUND                     PORTFOLIO NAME            INVESTMENT OBJECTIVE        INVESTMENT ADVISER
--------------               ---------------------------  ---------------------------  ----------------------
Fidelity Variable Insurance  Fidelity VIP Strategic       Seeks a high level of        Fidelity Management &
Products Funds (Class 2)     Income Portfolio             current income. The fund     Research Company
                                                          may also seek capital
                                                          appreciation.

Franklin Templeton Variable  FT VIP Franklin Small Cap    Seeks long-term total        Franklin Advisory
Insurance Products Trust     Value Securities Fund        return.                      Services LLC
(Class 2)

Janus Aspen Series (Service  Janus Aspen Perkins Mid Cap  Seeks capital appreciation.  Janus Capital
Shares)                      Value Portfolio                                           Management LLC

MFS-Registered Trademark-    MFS-Registered Trademark-    Seeks capital appreciation.  Management Financial
Variable Insurance           New Discovery Series                                      Services Company
Trust-SM- (Service Class)

Oppenheimer Variable         Oppenheimer High Income      Seeks a high level of        OppenheimerFunds, Inc.
Account Funds (Service       Fund/VA                      current income from
Shares)                                                   investment in lower grade,
                                                          high-yield debt securities.

RETAIL FUND*                               INVESTMENT OBJECTIVE                 INVESTMENT ADVISER
------------                        ----------------------------------  ----------------------------------
Goldman Sachs Balanced Strategy     Seeks current income and long-term  Goldman Sachs Asset
Portfolio (Class A)                 capital appreciation.               Management, LP

Goldman Sachs Equity Growth         Seeks long-term capital             Goldman Sachs Asset
Strategy Portfolio (Class A)        appreciation.                       Management, LP

Goldman Sachs Growth and Income     Seeks long-term capital             Goldman Sachs Asset
Strategy Portfolio (Class A)        appreciation and current income.    Management, LP

Goldman Sachs Growth Strategy       Seeks long-term capital             Goldman Sachs Asset
Portfolio (Class A)                 appreciation and secondarily        Management, LP
                                    current income.

--------------------------

*   Each retail Fund's most recently ended fiscal year is December 31, 2008.

   THE FUNDS MAY NOT ACHIEVE THEIR STATED OBJECTIVES. MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN THE FUNDS, IS FOUND IN THE FUNDS' PROSPECTUSES ACCOMPANYING THIS PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION AVAILABLE FROM US UPON REQUEST.

   Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other fund, even where the investment adviser, subadviser, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

   PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO THE CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.

   CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our distributor, Epoch Securities, Inc., (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

   The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.22%, and as of the date of this prospectus, we were receiving payments from EACH Fund's service providers.

   Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.15% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.

   A Fund's service provider may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

   We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

   For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION OF CONTRACTS."

CHANGE OF INVESTMENTS

   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. If investment in the Funds is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another fund without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, no such substitution will be made without the approval of the Securities and Exchange Commission, if required. Furthermore, we may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

   We may establish additional Subaccounts of the Separate Account, each of which would invest in a new fund, or in shares of another investment company. New Subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New Subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more

Subaccounts, transfer assets, or substitute one Subaccount for another Subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify you of any such changes.

   If we deem it to be in the best interests of persons having voting rights under the Contract, we may deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a Subaccount or separate account to another Subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. The Company reserves the right to change the names of the Separate Account or the Subaccounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                                 THE CONTRACTS

A. GENERAL INFORMATION

    We reserve the right to accept or refuse to issue the Contract at our sole discretion.

1. PURCHASE PAYMENTS

    You may make Purchase Payments under the Contract during the Accumulation Period, subject to the restrictions set forth below. We will not accept Purchase Payments after the date of death of an Owner. We reserve the right to waive or modify any Purchase Payment limitation and to not accept any Purchase Payment. All Purchase Payments must be paid to us at the Service Center.

    The minimum initial and subsequent Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. For a Non-Qualified Contract the minimum initial Purchase Payment is $5,000 and the minimum subsequent Purchase Payment is $250. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as IRAs by authorizing us to draw on your account via check or electronic debit through a Pre-Authorized Checking (PAC) Agreement. If you do not make Purchase Payments for two full years and your Contract Value falls below $2,000, then your Contract may terminate; see "B. The Accumulation Period--9. Termination of Contract."

    The maximum cumulative Purchase Payments that may be made under the Contract is $5,000,000 without our approval. We will aggregate multiple Contracts you own for purposes of the $5,000,000 limitation. In addition, for Qualified Contracts, the maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract.

2. FREE LOOK PERIOD

    You may examine a Contract and return it for a refund during the "free look" period. Upon receipt by us, the Contract will be cancelled and amounts refunded. If you decide to return your Contract for a refund during the free look period, please also include a letter instructing us to cancel your Contract.

    STATE LAW FREE LOOK. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund also depends on the state in which the Contract is issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center.

    Some states, however, require the return of all Purchase Payments. In those states, we will return the greater of Purchase Payments (less any withdrawals) or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. For these Contracts, we also will allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the free look period) to the Goldman Sachs VIT Money Market Subaccount until the expiration of the free look period. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

    IRA FREE LOOK. In addition to the state law free look provision described above, a 10-day free look provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities. (See APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT.) If you request a refund of this type of Contract within 10 days from the date you receive the Contract, we will return the greater of Purchase Payments (less any withdrawals) made during the ten day period or Contract Value as of the Valuation

Date on which we receive your Contract and letter of instruction at our Service Center. During the 10-day period, we will allocate all or a portion of Purchase Payments made during this period to the Goldman Sachs VIT Money Market Subaccount. Upon the expiration of the 10-day period, we will allocate your Purchase Payments and make any refunds to you in accordance with the state law free look provision described above.

3. OWNERS, ANNUITANTS, AND BENEFICIARIES

    Please note that naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether a death benefit and annuity payments are paid and on whose life payments are based. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your agent.

    BENEFICIARIES. You designate the Beneficiary. During the Accumulation Period and prior to the death of an Owner, you may change a Beneficiary at any time by sending a written change form to our Service Center. After the Annuity Date, the Beneficiary may be changed prior to the death of an Owner or the Annuitant. However, in the case of joint Owners, the surviving joint Owner is automatically the Primary Beneficiary and cannot be changed. No Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of any Beneficiary change. Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. (See "FEDERAL TAX MATTERS")

    Beneficiary changes are subject to the following:

    1.  The change must be filed while you are alive;

    2.  The Contract must be in force at the time you file a change;

    3. Such change must not be prohibited by the terms of an existing assignment, Beneficiary designation, or other restriction;

    4. Such change will take effect when we receive it. However, action taken by us before the change form was received will remain in effect;

    5. The request for change must provide information sufficient to identify the new Beneficiary; and

    6. In the case of joint Owners, we will consider the designation of a Beneficiary other than the surviving joint Owner to be a Contingent Beneficiary.

    In the event that all Primary Beneficiaries predecease you, we will pay the death benefit proceeds to the surviving Contingent Beneficiaries. In the event that a Contingent Beneficiary also predeceases you, we will distribute the benefits pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, we will pay the benefits to your estate.

    When multiple Beneficiaries are involved, we will determine the death benefit proceeds separately for each Beneficiary when we receive a death benefit claim in good order from that Beneficiary; that is, receipt of a proper election as well as Due Proof of Death. Death benefit proceeds for each remaining Beneficiary will remain in the Separate Account until we have received a complete death benefit claim from the applicable Beneficiary. This means each Beneficiary may receive a different death benefit amount, even where all Beneficiaries have been designated so as to share equally in the proceeds.

    OWNERS. You, the Owner, may exercise every option and right conferred by the Contract. Where the Contract is owned jointly, the consent of both Owners is required in order to exercise any ownership rights.

    Prior to the death of an Owner, you may add, change, or remove an Owner by written request to our Service Center and with our prior approval. Adding, changing, or removing an Owner may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences.

    You must furnish information sufficient to clearly identify a new Owner to us. If we approve the change, the effective date of the change will be the date the request was signed by you, except for action taken by us prior to receiving the request. Any change is subject to the payment of any proceeds. We may require you to return the Contract to us for endorsement of a change.

    ANNUITANTS. Before the Annuity Date, you may add, change, or remove an Annuitant by written request to our Service Center and with our prior approval. For Contracts with non-natural Owners, adding, changing, or removing an Annuitant may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences. On and after the Annuity Date, you may not add, change, or remove an Annuitant. We may require you to return the Contract to us for endorsement of a change.

    There must be at least one Annuitant at all times. If an Annuitant who is not an Owner dies prior to the Annuity Date, a surviving joint Annuitant, if any, will become the sole Annuitant. If there is no surviving joint Annuitant, you may name a new Annuitant. If you do not name a new Annuitant, the younger Owner will become the new Annuitant.

    We will not pay a death benefit upon the death of an Annuitant unless the sole Owner is a non-natural person. We will pay a death benefit of Contract Value minus any applicable premium taxes upon a change of Annuitant if the sole Owner is a non-natural person.

    Joint Annuitants are only permitted in Non-Qualified Contracts. Under Qualified Contracts, the Owner and the Annuitant generally must be the same individual.

4. ASSIGNMENT

    All assignments are subject to our acceptance. Subject to state requirements, we reserve the right to refuse any assignment or other transfer of the Contract at any time on a non-discriminatory basis.

    Subject to our acceptance, you may assign a Non-Qualified Contract during the Accumulation Period and prior to the death of an Owner by completing and returning our assignment form to our Service Center. No assignment is binding on us until we accept it, and we assume no responsibility for the validity of any assignment. Generally, an interest in a Qualified Contract may not be assigned.

    If an assignment of the Contract is in effect on the Annuity Date, we reserve the right to pay the assignee, in one sum, that portion of the Contract Value (less any applicable premium taxes) to which the assignee appears to be entitled. Amounts payable during the Annuity Period may not be assigned or encumbered (to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations). An assignment may be a taxable event and may subject you to immediate tax liability and to a 10% tax penalty. (See "FEDERAL TAX MATTERS") You, therefore, should consult a qualified tax adviser regarding the tax consequences of an assignment.

    Any claim is subject to proof of interest of the assignee. You are solely responsible for the validity or effect of any assignment.

5. EXCHANGE PROGRAM

    From time to time we may allow certain owners of variable annuity contracts issued by us to exchange their contract for a Contract subject to the following conditions:

    (1) the contract value transferred from the original contract (after adjusting for any positive market value adjustment) must be at least $2,000 as of the Date of Issue;

    (2) the older annuitant must not have attained age 91 as of the Date of Issue;

    (3) all contract owners must consent to the exchange; and

    (4) the original contract must be fully surrendered.

    We will apply a positive market value adjustment, if applicable, to the contract value under the original contract before transferring that amount to the Contract, but we will waive any annual contract fee, negative market value adjustment, and surrender charge that would otherwise be applicable. All programs and riders under the original contract will terminate upon exchange.

    WE RESERVE THE RIGHT TO MAKE THIS EXCHANGE OFFER ONLY TO CUSTOMERS OF CERTAIN SELLING FIRMS. We may commence, suspend, modify, or withdraw this exchange offer at any time without notice in our sole discretion. We reserve the right to reject any application for exchange.

B. THE ACCUMULATION PERIOD

1. APPLICATION OF PURCHASE PAYMENTS

    You select allocation of Purchase Payments to the Subaccount(s). When you allocate Purchase Payments to a Subaccount, we credit Accumulation Units to that Subaccount based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment at our Service Center. If we receive a Purchase Payment at our Service Center before the close of business on the Valuation Date, we will credit Accumulation Units based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Purchase Payment at our Service Center on or after the close of business on the Valuation Date, we will credit Accumulation Units based Accumulation Unit values determined at the end of the next Valuation Date.

    We will credit an initial Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the Purchase Payment at our Service Center, provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment.

    If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed. If we receive the information sufficient to establish a Contract, we will issue the Contract and allocate the Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the missing information.

    We may issue a Contract without a signed application if:

    - an agent's broker-dealer provides us with application information, electronically or in writing,

    - we receive the initial Purchase Payment, and

    - you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

    If you submit your application, initial Purchase Payment, and/or subsequent Purchase Payments to your agent, we will not begin processing your purchase order until we receive the application and Purchase Payment from your agent's broker-dealer.

    For each Purchase Payment, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed on the Valuation Date that we receive the Purchase Payment at our Service Center. After we determine the number of Accumulation Units credited, the number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount. We reduce the number of Accumulation Units when we assess one-twelfth of the contract fee on each Monthiversary.

    Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

2. ACCUMULATION UNIT VALUE

    We determine the value of a Subaccount on any Valuation Date by multiplying the number of Accumulation Units attributable to the Contract in the Subaccount by the applicable Accumulation Unit value for the Accumulation Units in that Subaccount on that Valuation Date.

    Purchase Payments allocated and Contract Value transferred to a Subaccount are converted into Accumulation Units. We determine the number of Accumulation Units to be credited by dividing the amount allocated to the Subaccount by the Accumulation Unit value for the appropriate class of Accumulation Units of that Subaccount at the end of the Valuation Period in which the allocation or transfer occurs. When amounts are transferred out of or deducted from a Subaccount, Accumulation Units are redeemed in a similar manner.

    We determine the Accumulation Unit value for each class of Accumulation Units in a Subaccount at the end of a Valuation Period by multiplying the Subaccount's "investment experience factor" for that Valuation Period by the Accumulation Unit value for that class at the end of the preceding Valuation Period. For each Subaccount, the investment experience factor reflects the investment performance of the Fund in which the Subaccount invests and the charges assessed against that Subaccount for a Valuation Period. Each Subaccount has a net investment factor for each Valuation Period which may be greater or less than one.

    The investment experience factor of a Subaccount for any Valuation Period is equal to the following formula:

        1.000000 plus [(1) divided by (2)] minus (3), where:

           (1) is:

           - the net asset value per share of the Fund held in the Subaccount as of the end of the current Valuation Period; plus

           - the per share amount of any dividend or capital gain distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

           - a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

           (2) is the net asset value per share of the Fund held in the Subaccount as of the end of the preceding Valuation Period; and

           (3) is the factor representing Subaccount asset-based charges (the mortality and expense risk charge and the administration charge) for the Valuation Period.

    Subject to applicable state and federal laws, we may change the methodology used to determine the investment experience factor.

3. CONTRACT VALUE

    On any Valuation Date, the Contract Value equals the total of:

    - the number of Accumulation Units credited to each Subaccount, times

    - the value of a corresponding Accumulation Unit for each Subaccount.

    There is no guaranteed minimum Contract Value.

4. TRANSFERS DURING THE ACCUMULATION PERIOD

    During the Accumulation Period, you may transfer Contract Value among the Subaccounts at any time. However, you must request transfers in excess of $250,000 per Contract, per day, through standard United States mail. We reserve the right to require transfers into and out of one Subaccount in excess of $50,000, per Contract, per day, to also be requested through standard United States mail. We also reserve the right to limit transfers to 12 per Contract Year, although we will not include periodic transfers under the Dollar Cost Averaging or Automatic Asset Rebalancing programs when determining the number of transfers you have made in any Contract Year. All transfers are subject to our Disruptive Trading Procedures as well as any disruptive trading policies and procedures adopted by the Funds. (See "DISRUPTIVE TRADING")

    Any transfer request must clearly specify the amount which is to be transferred and the names of the Subaccounts that are affected.

    If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend, limit, or cancel acceptance of a third party's instructions at any time and may restrict the Subaccounts available for transfer under third party authorizations.

    We will make transfers pursuant to proper written or telephone instructions to our Service Center that specify in detail the requested changes. Transfers will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. If we receive a transfer request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a transfer request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date. If you or your authorized representative call us to request a telephone transfer but have not given instructions to us prior to the close of business on the Valuation Date, even if due to our delay in answering your call, we will consider your telephone transfer request to be received after the close of business on the Valuation Date.

    We may suspend, modify or terminate the transfer provisions. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible.

    Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information.

Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. DISRUPTIVE TRADING

    The Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of a Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect a Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners and other persons who may have an interest in the Contract (E.G. Annuitants and Beneficiaries.)

    In order to protect our Contract Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

    - the investment objectives and/or size of the Funds.

    We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

    If we determine you are engaged in disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners (or others having an interest in the Contract). Our restrictions may take various forms, but under our current Disruptive Trading Procedures will include loss of telephone, fax, overnight mail, or Internet transfers. This means that we would accept only written transfer requests with an original signature transmitted to us at our Service Center and only by standard United States mail. We may also restrict the transfer privileges of others acting on your behalf, including your agent or an asset allocation or investment advisory service. We may also limit the number of transfers you may make during a calendar year and we may limit the number of times you may transfer Contract Value into particular Subaccounts during a calendar year. Subject to the terms of the Contract, we reserve the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Funds. We will reverse any transactions inadvertently processed in contravention of our restrictions within two days of the date the inadvertently processed transaction occurred.

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    Our Disruptive Trading Procedures may vary among the Subaccounts. Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If a Fund refuses a transfer request from us, we may not be able to effect certain allocations or transfers that a Contract Owner has requested. Some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

    The Funds may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. You should be aware that we currently may not have the contractual obligation or the operational capacity to apply the Funds' excessive trading policies and procedures. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund.

    You should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our Contract Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

    We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, our ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, we cannot provide assurances that our Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by us, historical practices or actions, litigation, or certain regulatory restrictions may limit our ability to apply transfer or other restrictions.

    If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among Subaccounts available to retirement plan participants.

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6. WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD

    You may make a partial withdrawal subject to the restrictions set forth below. You also may withdraw all of the Contract Value, less any applicable premium taxes, and surrender the Contract. You should carefully consider taking partial withdrawals or surrendering your Contract, as the following may apply:

    - Withdrawals and surrenders may be subject to federal and state income tax and a 10% penalty tax. (See "FEDERAL TAX MATTERS")

    - Partial withdrawals reduce your Contract Value and your death benefit. (See "DEATH BENEFIT")

    - Your ability to withdraw or surrender may be limited by the terms of a qualified plan such as Section 403(b) plans. (See "FEDERAL TAX MATTERS")

    - We may assess premium taxes on partial withdrawals and surrenders. (See "STATE PREMIUM TAXES")

    Election to withdraw (including the withdrawal amount) shall be made in writing to us at our Service Center and should be accompanied by the Contract if surrender is requested. The Contract Value, less any applicable premium taxes, is determined on the basis of the Accumulation Unit values calculated after we receive the request. If we receive a withdrawal or surrender request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a withdrawal or surrender request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date.

    If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, transfer, or surrender, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer, or plan sponsor, any plan administrator or recordkeeper, and other product providers.

    A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. Participants in the Texas Optional Retirement System may transfer their Contract Value, less any applicable premium taxes, to another approved provider as permitted under the Texas Optional Retirement System. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures. Please note that the ORP does not restrict transfers within a Contract, and thus participants are permitted to make transfers of Contract Value among the Subaccounts.

7. DEATH BENEFIT

    If an Owner dies before the Annuity Date, the death benefit will be equal to the Contract Value, less any applicable premium taxes, on the Valuation Date we receive Due Proof of Death. This means that the death benefit may be less than the amount of Purchase Payments made under the Contract.

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    If you make a withdrawal under your Contract, this withdrawal will reduce the amount of your Contract Value on a dollar-for-dollar basis, and therefore the death benefit that would otherwise be payable will be reduced by the amount of the withdrawal.

    Payment of the death benefit may be subject to federal and state income tax. (See "FEDERAL TAX MATTERS")

PAYMENT OF DEATH BENEFIT

    If there is only one Owner under the Contract, we will pay the death benefit to the Beneficiary upon the death of such Owner before the Annuity Date. Upon the death of a joint Owner before the Annuity Date, we will pay the death benefit to the surviving joint Owner. We will pay the death benefit upon the first to die of any joint Owners.

    If any Owner is not a natural person, we will treat each Annuitant under the Contract as an Owner for death benefit payment purposes and we will pay the death benefit upon the death of any Annuitant or upon the change of any Annuitant.

    We will pay the death benefit to the Beneficiary (or joint Owner, if applicable) after we receive Due Proof of Death. We will then have no further obligation under the Contract. The Valuation Date on which we receive all required paperwork is the date the Contract is tendered for redemption and the date for calculation of the benefits. If we receive Due Proof of Death at our Service Center before the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Due Proof of Death at our Service Center on or after the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of the next Valuation Date.

    When multiple Beneficiaries are involved, we will determine the death benefit proceeds separately for each Beneficiary when we receive a death benefit claim in good order from that Beneficiary, that is, receipt of a proper election as well as Due Proof of Death. Death benefit proceeds for each remaining Beneficiary will remain in the Separate Account until we have received a complete death benefit claim from the applicable Beneficiary. This means each Beneficiary may receive a different death benefit amount, even where all Beneficiaries have been designated so as to share equally in the proceeds.

    The death benefit may be paid in a lump sum. The Beneficiary (or any surviving joint Owner) may defer this sum for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary or the surviving joint Owner, as the case may be, may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's (or the surviving joint Owner's) life expectancy; or Annuity Option 2 or 3 based upon the life expectancy of the Beneficiary provided with respect to Annuity Option 3 that such life expectancy exceeds the certain period of ten years. (See "THE ANNUITY PERIOD" for a description of the Annuity Options.) The Beneficiary (or the surviving joint Owner) must make this election within 60 days of the time we receive Due Proof of Death, and distribution under these Annuity Options must commence within one year of the date of death.

    If the Beneficiary is not a natural person, the entire death benefit be distributed within five years of your death.

    If your spouse is the only Primary Beneficiary when you die, your surviving spouse may elect to be the successor Owner of the Contract by completing the spousal continuation section of the claim form submitted with Due Proof of Death. The date of continuance of the Contract will be the Valuation Date we receive Due Proof of Death. Your surviving spouse will become the Annuitant if no Annuitant is living at the time of your death. Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs.

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    If your surviving spouse elects to become the successor Owner of the
Contract on your death, thereby waiving claim to the death benefit that is otherwise payable, we will not pay out a death benefit on your death. Any subsequent spouse of the surviving spouse will not be entitled to continue the Contract upon the death of your surviving spouse.

    If any Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

    In all events, we will pay or apply the Contract's death benefit in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable.

8. TELEPHONE AND FACSIMILE TRANSACTIONS

    We currently permit requests for transfers to be submitted by telephone by calling 1-800-457-8803. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. We also currently permit requests for certain financial transaction to be submitted by facsimile at 1-785-228-4539. We reserve the right to discontinue telephone and/or facsimile requests at any time.

    We will employ reasonable procedures to determine that these transactions are genuine. There are risks associated with telephone and facsimile transactions that do not occur if an original handwritten request is submitted. Anyone authorizing or making telephone or facsimile requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone or facsimile requests that we believe are genuine. We may record telephone requests.

    Also, telephone and facsimile transactions may not always be available, and telephone and facsimile systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons (such as natural disasters, man-made disasters, or simply because of a high number of calls or facsimiles (which is likely to occur during periods of high market turbulence)). These outages or slowdowns may prevent or delay our receipt and/or processing of your request. If you are experiencing problems, you should make your request in writing to our Service Center.

9. TERMINATION OF CONTRACT

    The Contract will terminate upon the earliest of:

    - upon payment of the death benefit proceeds in a lump sum;

    - upon the last annuity payment of death benefit proceeds or annuitization proceeds; or

    - the Valuation Date we receive at our Service Center your request to surrender your Contract.

    Prior to the Annuity Date, we also may terminate your Contract and pay you the Contract Value in one sum if:

    - You have not made any Purchase Payments for two full years; and

    - Your Contract Value is less than $2,000 at the end of such two-year period; and

    - The sum of all of your Purchase Payments made under the Contract, less any withdrawals, is less than $2,000 at the end of such two-year period; and

    - We notified you in writing that your Contract is inactive and subject to termination, and six months following the date of this notice you have not made any Purchase Payments to increase either your Contract Value or the sum of all of your Purchase Payments (less any withdrawals) to $2,000.

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                         CONTRACT CHARGES AND EXPENSES

    We deduct the following charges and expenses:

    - mortality and expense risk charge,

    - administration charge,

    - contract fee, and

    - premium tax.

    There are no sales charges or sales loads associated with the Contract.

    We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See "THE FUNDS") Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

    The fees and charges we deduct under the Contract may result in a profit to us.

A. ASSET-BASED CHARGES

1. MORTALITY AND EXPENSE RISK CHARGE

    During the Accumulation Period, we deduct a daily charge from your Contract Value equal to 0.60%, on an annual basis, of Contract Value. The mortality and expense risk charge reimburses us for mortality and expense risks. Our mortality risk arises from our obligation to continue making annuity payments to the Owner for the entire life of the Annuitant under Annuity Options involving life contingencies. We assume the risk that Annuitants will live beyond actuarial life expectancies. We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs, and costs of other services may exceed the mortality and expense risk charge.

    We expect to profit from the mortality and expense risk charge. We may use any profits for any lawful purpose including covering distribution costs.

2. ADMINISTRATION CHARGE

    During the Accumulation Period, we deduct a daily charge from your Contract Value equal to 0.15%, on an annual basis, of Contract Value. The administration charge reimburses us for expenses incurred for administering the Contracts. These expenses include your inquiries, changes in allocations, reports to you, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of the particular Contract.

B. CONTRACT FEE

    During the Accumulation Period, we deduct a contract fee from your Contract Value on each Monthiversary that is equal to $30 on an annual basis. We will waive this fee if your Contract Value is $50,000 or more as of any Monthiversary we would otherwise deduct the fee. We deduct this fee pro-rata from the Subaccounts in which you invest in proportion to the Contract Value each Subaccount bears to the total Contract Value. We do not assess the contract fee upon surrender, annuitization, or death.

    The contract fee reimburses us for expenses incurred in establishing and maintaining Contract records.

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C. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES

    Each Fund's net asset value reflects the deductions of investment management fees, Rule 12b-1 fees (if applicable), and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the prospectuses for the Funds' statements of additional information.

D. STATE PREMIUM TAXES

    Certain state and local governments impose a premium tax currently ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we will deduct the amount paid from:

    - Purchase Payments when we receive them, and/or

    - Partial withdrawals or full surrender, and/or

    - The death benefit, and/or

    - Contract Value applied to an Annuity Option at the time annuity payments start.

    See "APPENDIX A--STATE PREMIUM TAX CHART" in the Statement of Additional Information.

E. REDUCTION OR ELIMINATION OF CERTAIN CHARGES

    We may reduce or eliminate the mortality and expense risk charge, the administration charge, and/or the contract fee and/or vary the time periods in which such charges apply if we anticipate lower administrative expenses and/or sales expenses for certain Contracts. These reductions or eliminations may be for Contracts purchased by employees and registered representatives of any broker-dealer which has entered into a selling agreement with us to sell the Contract, our employees or those of our affiliates (including employees of Goldman Sachs), officers, directors, trustees, and employees of any of the Funds or the investment advisers or sub-advisers of any of the Funds, and the spouses of and immediate family members (E.G., children, siblings, parents, and grandparents) residing in the same household with such eligible persons.

    These reductions or eliminations also may be for Contracts sold in connection with certain group or sponsored arrangements. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

    In determining whether a particular Contract or group or sponsored arrangement qualifies for a reduced or eliminated charge or fee, we will consider among other factors:

    - the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

    - the total amount of Purchase Payments to be received and the method in which they will be remitted;

    - any prior or existing relationship with us;

    - the level of commission paid to selling broker-dealers;

    - the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced;

    - the frequency of projected surrenders or distributions; and

    - any other circumstances that reduce administrative and/or sales expenses.

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    We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement, if applicable. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

                               THE ANNUITY PERIOD

    Annuity Payments will be made to you, unless you direct otherwise. Contracts may be fully annuitized under one of several Annuity Options, which are available on a fixed basis. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. You may annuitize any time on or after your first Contract Anniversary. Annuity payments will begin on the Annuity Date under the Annuity Option you select. You may write to us during the Accumulation Period to request a change of the Annuity Date. Subject to state variation, the Annuity Date may not be later than the Valuation Date on or next following the later of: (1) ten years from the Date of Issue; or (2) the first day of the month following the month in which the Annuitant attains age 99. In the case of joint Annuitants, we will refer to the age of the older Annuitant. (See "FEDERAL TAX MATTERS, 1. TAX DEFERRAL DURING ACCUMULATION PERIOD, DELAYED ANNUITY DATES".) We do not permit partial annuitization.

A. ANNUITY PAYMENTS

    On the Annuity Date, we will transfer your Contract Value on the Annuity Date, less any applicable premium taxes, to our General Account. To determine the first fixed annuity payment, we apply an annuity factor for the Annuity Option that you selected to this value. Each annuity payment will be equal to the first regardless of investment, mortality or expense experience, unless the Annuity Option selected specifies that there is to be a reduction in payments after the death of an Annuitant.

    The amount of the first guaranteed annuity payment depends on:

    - the selected Annuity Option; and

    - the interest rate and mortality assumption (for Annuity Options 2, 3, 4, and 5) (see "BASIS OF ANNUITY OPTIONS"); and

    - for Annuity Options 2, 3, 4, and 5, the age and gender of the Annuitant;
      and

    - the Contract Value, less any applicable premium taxes, on the Annuity Date; and

    - the frequency of annuity payments.

    The age of the Annuitant influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. Unless prohibited under state law and excluding certain employee plans, the sex of the Annuitant also influences the amount of periodic payments, where males are expected to have a shorter life span than females, also resulting in larger payments.

    Annuity payments are subject to our financial strength and claims-paying ability.

B. ANNUITY OPTIONS

    You may elect one of the Annuity Options. We must receive an election of an Annuity Option in writing at our Service Center at least 15 calendar days before the Annuity Date. If no Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below if there is one Annuitant on the Annuity Date or under Option 5 if there are joint Annuitants on the Annuity Date. You may change an Annuity Option before the Annuity Date. You cannot change an Annuity Option

                                       31
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after the first annuity payment is made. We reserve the right to add additional
Annuity Options in the future.

    We will cancel any election of an Annuity Option if, before the Annuity Date, there is: 1) a subsequent change of Beneficiary, or 2) an assignment of the Contract unless the assignment provides otherwise.

    The Annuity Option selected must result in an initial payment that is at least equal to our minimum payment, according to our rules, at the time the Annuity Option is chosen. If the selected Annuity Option does not produce an initial payment which meets this minimum, we reserve the right to decrease the payment frequency to quarterly, semi-annually, or annually to meet this minimum, or to make a single lump sum payment.

    If you die before the Annuity Date, the Annuity Options available to the Beneficiary are limited. The Annuity Options available are:

    - Option 2 over the lifetime of the Beneficiary, or

    - Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least ten years as of the date that he or she elects Option 1 or Option 3.

    The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

    If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

OPTION 1--INCOME FOR SPECIFIED PERIOD

    Option 1 provides an annuity payable monthly for ten years. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 2--LIFE INCOME

    Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible for you to receive only one payment if the Annuitant dies prior to the date the second payment was due.

OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED

    Option 3 provides an annuity payable monthly for a certain period of ten years and thereafter during the Annuitant's lifetime. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 4--JOINT AND SURVIVOR ANNUITY

    Option 4 provides an annuity payable monthly while both Annuitants are living. Upon either Annuitant's death, the monthly income payable continues over the life of the surviving Annuitant at 100% of the original payment. At the time the Annuity Option is chosen, we may offer other percentages of the original payment that continue over the life of the surviving Annuitant. Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received. Thus, it is possible for you to receive only one payment if both Annuitants die prior to the date the second payment was due.

                                       32
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OPTION 5--JOINT AND SURVIVOR ANNUITY WITH INSTALLMENTS GUARANTEED

    Option 5 provides an annuity payable monthly for a certain period of ten years and thereafter while either Annuitant is alive. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

    When you are choosing an Annuity Option, you should consider that:

    - for younger Annuitants, selecting Option 2--Life Income, might result in smaller monthly payments than selecting Option 1--Income for Specified Period; for older Annuitants, selecting Option 2--Life Income, might result in larger monthly payments than selecting Option 1--Income for Specified Period.

    - selecting Option 2 means payments terminate automatically and immediately upon the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible that only one payment will be received if death occurred prior to the date the second payment was due.

    - selecting Option 3--Life Income with Installments Guaranteed, will result in smaller monthly payments than selecting Option 2--Life Income; however, the Owner or Beneficiary may receive more payments under Option 3 if the Annuitant dies before the end of the certain period

    - selecting Option 4--Joint and Survivor Annuity, will result in smaller monthly payments than selecting Option 2--Life Income.

    - selecting Option 4 means payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received. Thus, it is possible that only one payment will be received if both Annuitants die prior to the date the second payment was due.

    In lieu of monthly payments, you may request quarterly, semi-annual, or annual payments, with our prior approval.

C. BASIS OF ANNUITY OPTIONS

    Your Contract will contain tables for each Annuity Option that show the guaranteed monthly payment for each $1,000 applied to an Annuity Option. The guaranteed monthly payments are based on an interest rate of 1.50% per year and, where mortality is involved, the "Annuity 2000 Table" developed by the Society of Actuaries projected using 200% of Scale G to the year 2030. We may offer annuity rates that are more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

D. DEATH PROCEEDS DURING THE ANNUITY PERIOD

    If the Annuitant (or surviving joint Annuitant) dies during the Annuity Period, we will automatically continue any unpaid installments for the remainder of the certain period under Annuity Options 1, 3 or 5.

    If an Owner, who is not also an Annuitant, dies after the Annuity Date, the following provisions apply:

    - If the Owner was the sole Owner, the remaining annuity payments will be payable to the Beneficiary in accordance with the provisions described above. The Beneficiary will become the Owner of the Contract.

                                       33
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    - If the Contract has joint Owners, the annuity payments will be payable to the surviving joint Owner in accordance with the provisions described above. Upon the death of the surviving joint Owner, the Beneficiary becomes the Owner.

E. PROTECTION OF BENEFITS

    Unless otherwise provided in the supplementary agreement, the Owner may not commute, anticipate, assign, alienate or otherwise hinder the receipt of any annuity payment. Further, the proceeds of the Contract and any payment under an Annuity Option will be exempt from the claim of creditors and from legal process to the extent permitted by law.

F. AGE, GENDER AND SURVIVAL

    We may require satisfactory evidence of the age, gender and the continued survival of any Annuitant.

    If the Annuitant's age or gender has been misstated, the amount payable under the Contract will be recalculated based on the correct age or gender. Subject to state variation, interest of 3% will be charged to any overpayment or credited to any underpayment against future payments we may make under the Contract.

    In 1983, the United States Supreme Court held in ARIZONA GOVERNING COMMITTEE
V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. The Contracts offered by this Prospectus are based upon actuarial tables that distinguish between men and women, and thus the Contract provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related benefits program before purchasing the Contract. Where required by state law, or upon request of an employer or employee organization in connection with an employee plan, we may issue a Contract with annuity benefits based on female mortality rates, regardless of the sex of the Annuitant.

                          PAYMENTS TO CONTRACT OWNERS

    Generally, we will make any death benefit, withdrawal, surrender, or annuity payment to you or effect any transfer within seven days after the Valuation Date we receive your proper request at our Service Center. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules, or regulations.

    We may suspend or defer payments or transfers involving any Subaccount:

    - during any period when the New York Stock Exchange is closed,

    - when trading is restricted or the SEC determines an emergency exists, or

    - as the SEC by order may permit.

    We also may defer any annuity payment from our General Account for the period permitted by law.

    Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block your ability to make certain transactions and thereby refuse to accept any Purchase Payment or requests for transfers, withdrawals, surrenders, annuitization, or the death benefit, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

    If you have submitted a recent check or draft that has not cleared through the banking system, we have the right to defer payment of a transfer, death benefit, withdrawal, surrender, or annuity payment until such check or draft has been honored.

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                              FEDERAL TAX MATTERS

A. INTRODUCTION

    This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

    This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B. OUR TAX STATUS

    We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

    Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual,

    - Separate Account investments must be "adequately diversified",

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes, and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

    NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

    Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent,

    - certain Qualified Contracts,

    - certain Contracts used with structured settlement agreements, and

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    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

    DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

    Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

    OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

    PUBLICLY-AVAILABLE FUNDS. Several of the Funds offered through the Separate Account are also available to the general public The IRS has ruled that investing in mutual funds shares that are "publicly-available," i.e., shares of mutual finds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with the investment control restrictions described in the previous paragraph. The IRS has ruled that most types of qualified contracts are not subject to the restrictions against investing in publicly-available mutual funds. We therefore believe that Qualified Contracts (other than those issued in connection with non-government 457 plans) may invest in publicly-available funds and remain exempt from current taxation until amounts are distributed or deemed to be distributed from the Contract. However, if a Non-Qualified Contract invests in Publicly-Available Funds, it will not be treated as an annuity contract for federal income tax purposes. For this purpose, a Contract purchased in connection with a non-government sponsored 457 plan is treated as a Non-Qualified Contract.

    Accordingly, the Publicly-Available Funds under the Separate Account are intended only for Qualified Contracts. While we have established controls to avoid having a Non-qualified Contract invest in the Publicly- Available Funds, the Owner of a Non-Qualified Contract is responsible for ensuring that such an investment does not occur.

    REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a

                                       36
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period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

    The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

    Other rules may apply to Qualified Contracts.

    TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

    DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

    The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

    Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

    Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

    There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

    Other rules may apply to Qualified Contracts.

3. TAXATION OF ANNUITY PAYMENTS

    Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

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    Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFIT

    Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

    - if distributed in a lump sum is taxed like a full withdrawal, or

    - if distributed under an Annuity Option is taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

    A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2,

    - received due to your disability,

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law),

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually,

    - made with annuities used with certain structured settlement agreements.

    Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

    The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. EXCHANGE OF ANNUITY CONTRACTS

    We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or

                                       38
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distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

D. QUALIFIED PLANS

    Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

    Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

    The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

    Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

    A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2,

    - received after your death or because of your disability, or

                                       39
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    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

    In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

    Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

    INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

    SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

    SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

    ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible,

    - "qualified distributions" from a Roth IRA are excludable from income,

    - mandatory distribution rules do not apply before death,

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

    - special eligibility requirements apply, and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

    All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a

                                       40
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separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

    Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

    CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

    TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

    Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

    - earnings on those contributions, and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

    These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

    For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

    Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

    If you are a participant in the Texas Optional Retirement Program, you may not take withdrawals before death, disability, retirement, or termination from employment in the Texas public institutions of higher education, as provided in the Texas Optional Retirement Program. (You are, however, permitted to make transfers of Contract Value among the Subaccounts.)

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    DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

    If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code,

    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments," and

    - hardship distributions.

    Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

    We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

    1. FEDERAL ESTATE TAXES

    While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

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    2. GENERATION-SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

    3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

    The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

    4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

    5. FOREIGN TAX CREDITS

    We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

    6. POSSIBLE TAX LAW CHANGES

    Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                           DISTRIBUTION OF CONTRACTS

    The Contracts are distributed through the principal underwriter for the Separate Account:

                     EPOCH SECURITIES, INC. ("DISTRIBUTOR")
                     ONE NEW YORK PLAZA, NEW YORK, NY 10004
       MAILING ADDRESS: 30 HUDSON ST., 27TH FLOOR, JERSEY CITY, NJ 07032
              132 TURNPIKE ROAD, SUITE 210, SOUTHBOROUGH, MA 01772

    The Distributor is a wholly-owned subsidiary of The Goldman Sachs
Group, Inc. We reimburse the Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including: advertising expenses and other expenses of distributing the Contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

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    SELLING FIRMS.  We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and some form of non-cash compensation. Selected selling firms may receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments, if any, are not charged directly to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

    COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for Contract sales by selling firms is trail commissions up to 0.50% of Contract Value on an annual basis for so long as the Contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

    ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the Contracts). Persistency payments are periodic payments based on contract values of our variable insurance contracts (including Contract Values of the Contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the Contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

    The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

                                 VOTING RIGHTS

    Proxy materials in connection with any Fund shareholder meeting are delivered or made available to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. It is important that each Owner provide voting instructions to us because we vote all Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

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    Owners have voting rights in a Fund based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before the Annuity Date, surrender, or the death of an Owner.

                    REPORTS TO CONTRACT OWNERS AND INQUIRIES

    Each calendar quarter we send you a statement showing amounts credited to each Subaccount. In addition, if you transfer amounts among the Subaccounts or make additional Purchase Payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds that underlie the Subaccounts in which you invest and a list of the securities held by that Fund. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

    You will have access to Contract information through the Interactive Voice Response System (IVR) at 1-800-457-8803. You will also be able to access your account information from our website at WWW.COMMONWEALTHANNUITY.COM.

    You may direct inquiries to the selling agent or may call or write to us at our Service Center.

                             DOLLAR COST AVERAGING

    Under our Dollar Cost Averaging ("DCA") program, a predesignated portion of any Subaccount is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts. If you elect this program, you cannot elect Automatic Asset Rebalancing. There is no charge associated with our DCA program.

    The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount that does not maintain a stable net asset value are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed. If you choose to participate in this program you should have the financial ability to continue making transfers through periods of fluctuating markets.

    The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

    At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

    Dollar Cost Averaging ends if:

    - the number of designated monthly transfers has been completed,

    - Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

    - we receive your written termination at our Service Center at least five business days before the next transfer date, or

    - the Contract is surrendered or annuitized.

                          AUTOMATIC ASSET REBALANCING

    We currently offer Automatic Asset Rebalancing on a monthly, quarterly, semi-annual, or annual basis. If you elect this program, you cannot elect Dollar Cost Averaging. There is currently no charge for this service.

    Under Automatic Asset Rebalancing, we will allocate your Purchase Payments and rebalance your Contract Value monthly, quarterly, semi-annually, or annually to maintain the particular percentage allocation among the Subaccounts that you select based on your investment goals and risk tolerance. Rebalancing of your Contract Value will occur on the initial rebalancing date you select and then each rebalancing date thereafter. The initial date you select cannot be earlier than 30 days from the Date of Issue. If based on your selected date, rebalancing would occur on a date that is not a Valuation Date, the rebalancing will occur on the Valuation Date following your selected date. You may change the frequency of Automatic Asset Rebalancing at any time.

    We perform this periodic rebalancing to take account of:

    - increases and decreases in Contract Value in each Subaccount due to Subaccount performance, and

    - increases and decreases in Contract Value in each Subaccount due to withdrawals, transfers, and Purchase Payments.

    You may elect Automatic Asset Rebalancing at any time on or after the Date of Issue by submitting a written request to our Service Center. If you elect Automatic Asset Rebalancing, you must include all Contract Value in the program. We allocate all Purchase Payments paid under an automatic investment feature and, unless you instruct us otherwise, all other Purchase Payments in accordance with the particular percentage allocation among the Subaccounts that you have selected. The percentages that you select under Automatic Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Purchase Payments. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. We reserve the right to make changes to this program at any time.

                           SYSTEMATIC WITHDRAWAL PLAN

    We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. WITHDRAWALS TAKEN UNDER THE SWP MAY BE SUBJECT TO PREMIUM TAXES, THE 10% TAX PENALTY ON EARLY WITHDRAWALS, AND INCOME TAXES AND WITHHOLDING. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us. The SWP automatically terminates if a withdrawal would reduce the Contract Value below $2,000. There is no charge associated with the SWP.

                          GENERAL CONTRACT PROVISIONS

A. CONTRACT MODIFICATION

    We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. Only our President, Vice President, Secretary, or Assistant Secretaries may change the Contract. No one else has authority to modify or waive any provision of the Contract. Any change must be in writing. At any time, we may make such changes to the Contract, without your consent, as required to make it conform with any law, regulation, or ruling issued by a government agency. We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

B. ENTIRE CONTRACT

    The Contract, any written application attached to the Contract, and any endorsements and riders constitute the entire contract between the parties. All statements made in any attached application are deemed representations and not warranties. No statement will void the Contract or be used as a defense of a claim unless it is contained in an attached application.

C. INCONTESTABILITY

    We cannot contest the Contract.

D. NON-PARTICIPATING

    The Contract does not pay dividends. It will not share in our surplus or earnings.

                               LEGAL PROCEEDINGS

    There are no legal proceedings to which we, the Separate Account or the Distributor is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the Distributor to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

             TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

    The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Experts; Financial Statements; Appendix A State Premium Tax Chart. Please read the Statement of Additional Information in conjunction with this Prospectus.

                              FINANCIAL STATEMENTS

    Financial Statements for Commonwealth Annuity and for its Separate Account are included in the Statement of Additional Information.

                                   APPENDIX A

            COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY DEFERRED VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

    This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

    This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

    Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

    Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

    The Contract is intended to meet the requirements of Section 408(b) of the Code, Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

    1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

    2.  The Contract must be nontransferable by the Owner.

    3.  The Contract must have flexible premiums.

    4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "Required Distributions"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

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    If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

    5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

    6. The Contract must be for the exclusive benefit of you and your Beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

    1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

    2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

    3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

    4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

    5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

    6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

                                      A-2
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D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

    1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2008 and 2009. After 2009, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

    2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for 2009 ($5,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).

    3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

        a.  The maximum annual contribution, or

        b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

    The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

    4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

    JOINT RETURNS: $89,000-$109,000

    SINGLE TAXPAYERS: $55,000-$65,000

    The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $166,000 and $176,000. These amounts may be indexed for cost of living increases in future years.

    To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional

                                      A-3
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IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

    5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

    6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

    7. A taxpayer may qualify for a tax credit for contributions to an IRA, or for a tax exemption for distributions donated to charity in 2009, depending on the taxpayer's adjusted gross income.

E. SEP IRAS

    1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $49,000 (may be indexed for cost-of-living increases in future years) or 100% of compensation.

    2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAS

    1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

    2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2009. After 2009, the limit may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $245,000 of compensation, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.

    3. Employee elective contributions and employer contributions (I.E., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

    4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

    1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

    2. In general, taxable distributions are included in your gross income in the year you receive them.

    3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

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    4.  You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

    You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

    Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

    The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

    If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

    In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

    If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS

    1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

    2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. We reserve the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

    3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

    4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

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J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

    1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

    2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

    The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

        (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount," bears to

        (b) $15,000 (or $10,000 if you are married).

    For this purpose, "adjusted gross income" is determined under the Code and
(1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $166,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $105,000 for any other individual. These amounts may be indexed for cost of living increases in future years.

    A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

    1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

    You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

    The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

    2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

    In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

    3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

    4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

    A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

    UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

    5. SEPARATE ROTH IRAS--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAS

    1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

    2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

    An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

    1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

    2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

    There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

        1.  To amounts that are rolled over or transferred tax free;

        2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

        3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

        4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

        5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

O. EXCISE TAX REPORTING

    Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

    If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

    We will provide you with any reports required by the Internal Revenue
Service.

R. ESTATE TAX

    Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

    1. We deduct a daily charge from your Contract Value currently equal to 0.75%, on an annual basis, of Contract Value.

    2. During the Accumulation Period, we deduct a monthly contract fee from your Contract Value equal to $30, on an annual basis.

    3. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value" for Contract Value.

    4. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

                      STATEMENT OF ADDITIONAL INFORMATION
                                  JULY 1, 2009

                            ------------------------

                     COMMONWEALTH HORIZON VARIABLE ANNUITY
                       FLEXIBLE PREMIUM VARIABLE DEFERRED
                               ANNUITY CONTRACTS

                            ------------------------

                                   ISSUED BY
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A


HOME OFFICE:                       SERVICE CENTER MAILING ADDRESS:
132 Turnpike Road, Suite 210       P.O. Box 758550
Southborough, MA 01772             Topeka, Kansas 66675-8550
1-866-297-7531                     1-800-457-8803

    This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated July 1, 2009. The Prospectus may be obtained from Commonwealth Annuity and Life Insurance Company by writing or calling the Service Center address or telephone number listed above.

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
SERVICES TO THE SEPARATE ACCOUNT                                     1
STATE REGULATION                                                     2
EXPERTS                                                              2
FINANCIAL STATEMENTS                                                 2
APPENDIX A STATE PREMIUM TAX CHART                                   2

                        SERVICES TO THE SEPARATE ACCOUNT

    Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity" or the "Company") maintains the books and records of Commonwealth Annuity Separate Account A (the "Separate Account"). Commonwealth Annuity holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of Commonwealth Annuity. Commonwealth Annuity maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the Contract fees and charges described in the Prospectus, are borne by Commonwealth Annuity.

    The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT, 06103.

    For the years ended December 31, 2008 and 2007, Epoch Securities, Inc. received 375,369.01 and $1,614.56, respectively, in connection with the sale of all contracts funded by Commonwealth Annuity Separate Account A. Epoch Securities, Inc. No commission were retained by Epoch for sales of all contracts funded by Commonwealth Annuity Separate Account A.

                                STATE REGULATION

    Commonwealth Annuity is subject to the laws of Massachusetts governing insurance companies and to regulation by the Massachusetts Division of Insurance. An annual statement in a prescribed form is filed with the Massachusetts Division of Insurance each year. Commonwealth Annuity's books and accounts are subject to review by the Division of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Commonwealth Annuity is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

    In connection with its purchase of the Company in December 2005, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs agreed to make capital contributions to the Company, subject to a maximum of $350 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

                                    EXPERTS

    The financial statements of Commonwealth Annuity at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of the Commonwealth Annuity Separate Account A of the Company as of December 31, 2008 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                              FINANCIAL STATEMENTS

    This Statement of Additional Information contains financial statements for the Company. The financial statements of the Company should be considered primarily as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The Contracts are not entitled to participate in our earnings, dividends, or surplus.

                                   APPENDIX A
                            STATE PREMIUM TAX CHART

                                                       RATE OF TAX
                                                -------------------------
                                                QUALIFIED   NON-QUALIFIED
STATE                                             PLANS         PLANS
-----                                           ---------   -------------
California....................................      0.50%*       2.35%*
Maine.........................................      0.00%        2.00%
Nevada........................................      0.00%        3.50%*
South Dakota..................................      0.00%        1.25%**
West Virginia.................................      1.00%*       1.00%*
Wyoming.......................................      0.00%        1.00%

           -----------------------------------

           * Taxes will be assessed when annuity benefits commence. We reserve the right to deduct taxes earlier if such taxes are assessed by the state.

           ** The Tax Rate is 0.08% on annuity considerations in excess of $500,000.